UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Value Discovery Fund

April 30, 2014

1.800366.110

FVD-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value
CONSUMER DISCRETIONARY - 6.7%
Auto Components - 0.9%
Hyundai Mobis	21,262	$ 6,071,329
Diversified Consumer Services - 0.3%
Steiner Leisure Ltd. (a)	46,068	1,988,756
Media - 1.8%
John Wiley & Sons, Inc. Class A	64,385	3,699,562
Viacom, Inc. Class B (non-vtg.)	93,600	7,954,128
		11,653,690
Multiline Retail - 1.8%
Kohl's Corp.	68,600	3,758,594
Macy's, Inc.	132,153	7,589,547
		11,348,141
Specialty Retail - 1.3%
AutoZone, Inc. (a)	8,885	4,743,613
Bed Bath & Beyond, Inc. (a)	62,500	3,883,125
		8,626,738
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	79,135	3,533,378
TOTAL CONSUMER DISCRETIONARY		43,222,032
CONSUMER STAPLES - 7.4%
Beverages - 0.8%
C&C Group PLC	609,345	3,626,658
Molson Coors Brewing Co. Class B	26,800	1,607,196
		5,233,854
Food & Staples Retailing - 3.7%
CVS Caremark Corp.	169,200	12,304,224
Kroger Co.	143,704	6,616,132
Wal-Mart Stores, Inc.	67,100	5,348,541
		24,268,897
Food Products - 0.8%
The J.M. Smucker Co.	49,921	4,826,362
Household Products - 0.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	356,759	2,950,397
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.6%
British American Tobacco PLC sponsored ADR	30,145	$ 3,467,278
Lorillard, Inc.	117,600	6,987,792
		10,455,070
TOTAL CONSUMER STAPLES		47,734,580
ENERGY - 11.4%
Energy Equipment & Services - 1.0%
National Oilwell Varco, Inc.	80,300	6,305,959
Oil, Gas & Consumable Fuels - 10.4%
Chevron Corp.	205,581	25,804,525
Exxon Mobil Corp.	165,928	16,992,686
Marathon Petroleum Corp.	76,900	7,147,855
Phillips 66 Co.	98,900	8,230,458
Suncor Energy, Inc.	178,800	6,897,189
Woodside Petroleum Ltd.	73,971	2,803,738
		67,876,451
TOTAL ENERGY		74,182,410
FINANCIALS - 26.3%
Banks - 10.1%
JPMorgan Chase & Co.	425,441	23,816,187
SunTrust Banks, Inc.	126,200	4,828,412
U.S. Bancorp	368,800	15,039,664
Wells Fargo & Co.	437,537	21,719,337
		65,403,600
Capital Markets - 1.0%
East Capital Explorer AB (a)	86,479	698,248
East Capital Explorer AB rights 6/4/14 (a)	86,479	20,282
GP Investments Ltd. Class A (depositary receipt) (a)	1,628,600	2,702,464
MLP AG	440,172	2,992,296
		6,413,290
Consumer Finance - 2.3%
American Express Co.	65,300	5,709,179
Capital One Financial Corp.	126,382	9,339,630
		15,048,809
Diversified Financial Services - 3.3%
Berkshire Hathaway, Inc. Class B (a)	167,631	21,599,254
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 5.8%
ACE Ltd.	68,400	$ 6,998,688
Allied World Assurance Co. Holdings Ltd.	26,600	2,864,554
Allstate Corp.	111,500	6,349,925
Everest Re Group Ltd.	35,504	5,610,697
Fidelity National Financial, Inc. Class A	183,020	5,889,584
Prudential PLC	139,248	3,201,191
The Travelers Companies, Inc.	73,413	6,649,750
		37,564,389
Real Estate Investment Trusts - 3.8%
American Capital Agency Corp.	363,999	8,266,417
Annaly Capital Management, Inc.	720,695	8,324,027
MFA Financial, Inc.	1,044,564	8,283,393
		24,873,837
TOTAL FINANCIALS		170,903,179
HEALTH CARE - 16.2%
Biotechnology - 1.5%
Amgen, Inc.	86,591	9,676,544
Health Care Equipment & Supplies - 1.1%
Medtronic, Inc.	116,000	6,823,120
Health Care Providers & Services - 6.3%
Cigna Corp.	108,038	8,647,362
Express Scripts Holding Co. (a)	147,501	9,820,617
Humana, Inc.	39,750	4,362,563
Select Medical Holdings Corp.	442,979	6,183,987
UnitedHealth Group, Inc.	159,500	11,968,880
		40,983,409
Pharmaceuticals - 7.3%
GlaxoSmithKline PLC sponsored ADR	129,976	7,196,771
Johnson & Johnson	227,608	23,054,414
Mylan, Inc. (a)	73,695	3,742,232
Teva Pharmaceutical Industries Ltd. sponsored ADR	280,368	13,698,780
		47,692,197
TOTAL HEALTH CARE		105,175,270
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 5.2%
Machinery - 2.4%
Deere & Co.	70,490	$ 6,579,537
Global Brass & Copper Holdings, Inc.	150,749	2,390,879
Valmont Industries, Inc.	43,200	6,432,912
		15,403,328
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)	254,900	721,367
Professional Services - 2.7%
Dun & Bradstreet Corp.	128,065	14,184,479
VSE Corp.	53,300	3,329,651
		17,514,130
TOTAL INDUSTRIALS		33,638,825
INFORMATION TECHNOLOGY - 14.0%
Communications Equipment - 2.3%
Cisco Systems, Inc.	648,218	14,980,318
Electronic Equipment & Components - 0.5%
TE Connectivity Ltd.	58,602	3,456,346
IT Services - 3.7%
Amdocs Ltd.	106,643	4,962,099
Fiserv, Inc. (a)	102,400	6,223,872
IBM Corp.	44,960	8,833,291
The Western Union Co.	243,200	3,859,584
		23,878,846
Software - 2.9%
Microsoft Corp.	241,624	9,761,610
Oracle Corp.	223,513	9,137,211
		18,898,821
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	25,600	15,106,304
EMC Corp.	334,400	8,627,520
Hewlett-Packard Co.	172,012	5,686,717
		29,420,541
TOTAL INFORMATION TECHNOLOGY		90,634,872
Common Stocks - continued
	Shares	Value
MATERIALS - 2.3%
Chemicals - 1.7%
Agrium, Inc.	53,500	$ 5,138,402
CF Industries Holdings, Inc.	24,989	6,126,553
		11,264,955
Containers & Packaging - 0.6%
Ball Corp.	66,300	3,725,397
TOTAL MATERIALS		14,990,352
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
Verizon Communications, Inc.	296,400	13,850,772
UTILITIES - 2.4%
Electric Utilities - 2.4%
American Electric Power Co., Inc.	151,300	8,141,453
Edison International	135,600	7,669,536
		15,810,989
TOTAL COMMON STOCKS (Cost $501,564,170)		610,143,281
Nonconvertible Preferred Stocks - 1.3%

INFORMATION TECHNOLOGY - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
Samsung Electronics Co. Ltd. (Cost $8,320,541)	8,740	8,772,994
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.11% (b) (Cost $26,345,217)	26,345,217	26,345,217
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $536,229,928)		645,261,492
NET OTHER ASSETS (LIABILITIES) - 0.6%		3,629,583
NET ASSETS - 100%		$ 648,891,075
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,918
Fidelity Securities Lending Cash Central	15,225
Total	$ 25,143
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 43,222,032	$ 43,222,032	$ -	$ -
Consumer Staples	47,734,580	47,734,580	-	-
Energy	74,182,410	74,182,410	-	-
Financials	170,903,179	167,681,706	3,221,473	-
Health Care	105,175,270	105,175,270	-	-
Industrials	33,638,825	33,638,825	-	-
Information Technology	99,407,866	99,407,866	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Materials	$ 14,990,352	$ 14,990,352	$ -	$ -
Telecommunication Services	13,850,772	13,850,772	-	-
Utilities	15,810,989	15,810,989	-	-
Money Market Funds	26,345,217	26,345,217	-	-
Total Investments in Securities:	$ 645,261,492	$ 642,040,019	$ 3,221,473	$ -
Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $539,162,171. Net unrealized appreciation aggregated $106,099,321, of which $109,296,311 related to appreciated investment securities and $3,196,990 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Low-Priced Stock Fund

April 30, 2014

1.800342.110

LPS-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 85.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.6%
Auto Components - 1.4%
Allison Transmission Holdings, Inc.	621,800	$ 18,555
ASTI Corp. (e)	1,316,000	2,510
ATLASBX Co. Ltd.	270,000	10,977
Cooper Tire & Rubber Co.	100,000	2,515
Federal Screw Works (a)	48,800	132
Hi-Lex Corp.	1,309,800	32,362
INZI Controls Co. Ltd. (e)	1,516,000	8,408
Johnson Controls, Inc.	7,117,800	321,297
Motonic Corp. (e)	3,279,960	38,098
Murakami Corp. (e)	827,000	11,705
Nippon Seiki Co. Ltd.	3,000,000	52,379
Piolax, Inc. (e)	975,000	33,808
Samsung Climate Control Co. Ltd. (e)	472,330	4,343
Sewon Precision Industries Co. Ltd. (e)	500,000	12,850
Shoei Co. Ltd.	600,000	8,222
SJM Co. Ltd. (e)	1,270,000	12,846
SJM Holdings Co. Ltd. (e)	1,332,974	6,400
Standard Motor Products, Inc.	487,800	18,532
Strattec Security Corp. (e)	269,691	18,018
Sungwoo Hitech Co. Ltd.	970,311	15,638
TBK Co. Ltd.	1,090,000	5,331
Yachiyo Industry Co. Ltd.	1,000,000	6,876
Yutaka Giken Co. Ltd. (e)	1,445,000	31,646
		673,448
Distributors - 0.2%
Chori Co. Ltd.	229,800	2,535
Doshisha Co. Ltd. (e)	2,000,000	29,951
Educational Development Corp. (e)	377,192	1,464
Nakayamafuku Co. Ltd. (e)	1,013,900	8,588
SPK Corp.	226,000	4,160
Uni-Select, Inc. (e)	1,974,500	54,098
		100,796
Diversified Consumer Services - 0.7%
American Public Education, Inc. (a)	25,000	865
Career Education Corp. (a)(e)	6,552,300	47,308
Clip Corp. (e)	320,400	3,225
Corinthian Colleges, Inc. (a)(d)	3,510,200	4,037
DeVry, Inc.	682,700	30,742
Houghton Mifflin Harcourt Co.	700,000	14,301
ITT Educational Services, Inc. (a)	150,000	4,050
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Meiko Network Japan Co. Ltd.	975,000	$ 10,538
Novarese, Inc.	125,000	1,240
Regis Corp.	1,786,937	23,480
Shingakukai Co. Ltd.	225,000	841
Shuei Yobiko Co. Ltd.	121,900	392
Steiner Leisure Ltd. (a)(e)	1,560,100	67,350
Step Co. Ltd. (e)	1,267,600	9,374
Strayer Education, Inc. (a)	9,800	418
Weight Watchers International, Inc. (d)(e)	5,166,000	102,287
YBM Sisa.com, Inc. (e)	900,000	3,415
		323,863
Hotels, Restaurants & Leisure - 1.0%
Ambassadors Group, Inc. (a)(e)	1,726,156	7,319
Ark Restaurants Corp. (e)	209,995	4,458
BRONCO BILLY Co. Ltd. (d)	63,400	1,393
Create Restaurants Holdings, Inc.	160,000	4,387
Darden Restaurants, Inc.	975,000	48,467
Fairwood Holdings Ltd.	565,000	1,154
Flanigan's Enterprises, Inc. (a)	58,857	821
Hiday Hidaka Corp. (e)	1,481,276	34,121
Ibersol SGPS SA	560,700	6,729
International Game Technology	847,300	10,634
Intralot SA	1,500,000	4,349
Jack in the Box, Inc. (a)	1,350,000	72,279
Koshidaka Holdings Co. Ltd.	116,000	3,438
Kura Corp. Ltd.	825,000	16,567
Monogatari Corp. (The) (e)	522,600	18,837
Ohsho Food Service Corp.	610,000	22,524
Papa John's International, Inc.	525,000	23,027
Ruby Tuesday, Inc. (a)(e)	6,045,300	46,609
Shinsegae Food Co. Ltd.	17,000	1,354
Sonic Corp. (a)(e)	4,500,000	85,680
Sportscene Group, Inc. Class A (e)	390,000	3,042
St. Marc Holdings Co. Ltd.	463,100	21,947
Toridoll.corporation	1,900,000	18,770
		457,906
Household Durables - 3.1%
Abbey PLC (e)	2,098,800	31,738
Barratt Developments PLC (e)	82,000,000	511,568
Bellway PLC	4,800,000	116,621
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Blyth, Inc. (d)	438,800	$ 4,112
D.R. Horton, Inc. (d)	6,000,000	133,680
Dorel Industries, Inc. Class B (sub. vtg.)	3,168,900	113,566
Emak SpA	4,500,200	6,537
First Juken Co. Ltd. (e)	1,647,800	23,065
Helen of Troy Ltd. (a)(e)	3,110,400	195,022
Henry Boot PLC	5,084,500	18,715
HTL International Holdings Ltd. (e)	28,276,500	6,654
Iida Group Holdings Co. Ltd. (a)	250,000	3,717
Libbey, Inc. (a)	600,000	16,002
Maruzen Co. Ltd. (e)	1,870,000	16,974
NACCO Industries, Inc. Class A	302,300	16,200
P&F Industries, Inc. Class A (a)(e)	369,300	3,028
Sanei Architecture Planning Co. Ltd. (e)	1,424,500	11,230
Stanley Furniture Co., Inc. (a)(e)	1,200,000	3,504
Steinhoff International Holdings Ltd.	3,025,097	15,703
Tempur Sealy International, Inc. (a)	2,800,000	140,504
Token Corp. (e)	975,040	43,204
		1,431,344
Internet & Catalog Retail - 0.1%
Belluna Co. Ltd. (e)	10,100,000	49,001
PetMed Express, Inc. (d)	300,000	3,927
Wotif.com Holdings Ltd. (d)	4,122,471	10,226
		63,154
Leisure Products - 0.2%
Accell Group NV (e)	2,357,200	46,830
Fenix Outdoor AB	34,100	1,930
Giant Manufacturing Co. Ltd.	650,000	5,085
JAKKS Pacific, Inc. (d)	1,000,000	8,760
Kabe Husvagnar AB (B Shares)	325,000	5,973
Mars Engineering Corp.	550,000	10,259
Miroku Corp. (e)	829,000	2,149
Smith & Wesson Holding Corp. (a)(d)	1,170,700	17,970
Trigano SA (a)	156,000	4,320
		103,276
Media - 0.6%
Chime Communications PLC	4,300,000	25,338
Cinderella Media Group Ltd.	16,276,000	2,960
Corus Entertainment, Inc. Class B (non-vtg.)	244,200	5,485
DreamWorks Animation SKG, Inc. Class A (a)(d)	1,550,000	37,247
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Gannett Co., Inc.	750,000	$ 20,378
GfK AG	170,600	8,805
Harte-Hanks, Inc.	900,000	7,236
Hyundai Hy Communications & Networks Co. Ltd.	1,688,910	8,436
Intage Holdings, Inc. (e)	2,000,000	25,060
Live Nation Entertainment, Inc. (a)	1,550,000	32,364
Pico Far East Holdings Ltd.	21,450,000	5,727
Proto Corp.	500,000	6,886
RKB Mainichi Broadcasting Corp.	250,000	3,252
Saga Communications, Inc. Class A	450,000	19,935
Starz - Liberty Capital Series A (a)	400,000	12,908
STW Group Ltd.	3,984,897	5,220
Television Broadcasts Ltd.	1,000,000	6,236
Tow Co. Ltd. (e)	1,192,500	8,048
TVA Group, Inc. Class B (non-vtg.) (a)	1,981,000	15,815
WOWOW INC.	45,100	1,513
		258,849
Multiline Retail - 4.2%
Big Lots, Inc. (a)	1,950,300	77,037
Don Quijote Holdings Co. Ltd.	575,000	30,259
Hanwha Timeworld Co. Ltd. (e)	340,990	10,562
Lifestyle International Holdings Ltd.	23,476,500	45,966
Next PLC (e)	16,230,000	1,786,657
Watts Co. Ltd. (e)	1,360,200	13,212
Zakkaya Bulldog Co. Ltd. (a)	390,000	649
		1,964,342
Specialty Retail - 10.9%
Aarons, Inc. Class A	487,800	14,375
ABC-MART, Inc.	131,600	5,902
Abercrombie & Fitch Co. Class A (d)(e)	7,448,400	273,803
Adastria Holdings Co. Ltd.	619,250	13,453
Aeropostale, Inc. (a)(d)(e)	8,177,100	40,640
Ascena Retail Group, Inc. (a)	195,000	3,354
AT-Group Co. Ltd.	1,213,000	22,187
AutoZone, Inc. (a)	877,500	468,488
Bed Bath & Beyond, Inc. (a)	6,435,000	399,807
Best Buy Co., Inc. (e)	34,600,500	897,191
BMTC Group, Inc. Class A (sub. vtg.) (e)	5,460,200	78,462
Bonia Corp. Bhd	500,000	766
Buffalo Co. Ltd.	33,000	260
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Cash Converters International Ltd. (d)(e)	23,800,068	$ 24,100
Chico's FAS, Inc.	1,800,000	28,584
Citi Trends, Inc. (a)	80,000	1,359
CST Brands, Inc.	3,100,000	101,153
Delek Automotive Systems Ltd.	700,000	7,076
Express, Inc. (a)	1,100,000	16,027
Folli Follie SA (a)(e)	4,290,200	148,800
Fourlis Holdings SA (a)	500,000	4,030
GameStop Corp. Class A (d)(e)	5,850,300	232,140
Glentel, Inc. (e)	2,199,956	22,982
Goldlion Holdings Ltd.	14,449,000	6,616
Guess?, Inc. (e)	8,488,000	228,412
Gulliver International Co. Ltd. (e)	6,500,000	53,025
Halfords Group PLC	1,316,300	9,839
Hour Glass Ltd.	1,976,000	2,679
IA Group Corp. (e)	853,000	5,957
John David Group PLC	700,000	20,730
Jos. A. Bank Clothiers, Inc. (a)(d)(e)	2,550,000	164,603
Jumbo SA (e)	11,467,968	185,352
K's Denki Corp.	2,900,000	84,162
Ku Holdings Co. Ltd.	416,900	4,612
Kyoto Kimono Yuzen Co. Ltd. (e)	1,676,100	16,591
Le Chateau, Inc. Class A (sub. vtg.) (a)	1,972,100	4,912
Leon's Furniture Ltd.	341,300	4,690
Lewis Group Ltd.	700,000	4,152
Macintosh Retail Group NV	195,000	2,119
Mr. Bricolage SA (e)	1,012,875	20,390
Nafco Co. Ltd. (e)	2,281,000	33,846
Nishimatsuya Chain Co. Ltd. (e)	4,972,700	35,653
Office Depot, Inc. (a)	2,243,800	9,177
Pal Co. Ltd. (e)	1,560,100	29,757
Pier 1 Imports, Inc.	1,540,200	28,124
RIGHT ON Co. Ltd.	390,000	2,762
Ross Stores, Inc.	9,750,000	663,780
Second Chance Properties Ltd.	2,925,000	1,038
Second Chance Properties Ltd. warrants 7/24/17 (a)	8,775,000	238
Select Comfort Corp. (a)	1,450,000	26,680
Silvano Fashion Group A/S	7,900	22
Sonic Automotive, Inc. Class A (sub. vtg.)	1,000,000	24,340
Staples, Inc.	25,551,000	319,388
The Buckle, Inc. (d)	828,800	38,945
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
The Men's Wearhouse, Inc.	195,100	$ 9,244
The Stanley Gibbons Group PLC	1,100,000	6,472
USS Co. Ltd.	14,600,000	212,641
Williams-Sonoma, Inc.	195,100	12,256
Workman Co. Ltd. (e)	1,435,000	57,689
		5,135,832
Textiles, Apparel & Luxury Goods - 2.2%
Adolfo Dominguez SA (a)(d)	275,000	1,946
Bijou Brigitte Modische Accessoires AG	43,900	4,272
Crocs, Inc. (a)	975,600	14,761
Daphne Interl Holdings Ltd.	976,000	392
Deckers Outdoor Corp. (a)(d)	50,000	3,948
F&F Co. Ltd. (e)	775,070	6,385
Fossil Group, Inc. (a)	2,291,400	244,378
Geox SpA (d)	3,400,000	14,783
Gildan Activewear, Inc. (d)(e)	7,143,900	365,196
Hampshire Group Ltd. (a)(e)	897,000	3,453
Handsome Co. Ltd. (e)	2,436,150	61,546
JLM Couture, Inc. (a)(e)	192,200	502
Ports Design Ltd.	12,000,500	5,696
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	130,000	5,329
Steven Madden Ltd. (a)	570,700	20,323
Sun Hing Vision Group Holdings Ltd. (e)	23,341,000	6,864
Texwinca Holdings Ltd.	59,478,000	63,905
Tungtex Holdings Co. Ltd. (e)	22,360,000	3,201
Van de Velde	73,128	3,887
Vera Bradley, Inc. (a)(d)	800,000	22,640
Victory City International Holdings Ltd.	64,734,150	9,435
Youngone Corp.	650,000	26,488
Youngone Holdings Co. Ltd. (e)	929,000	66,184
Yue Yuen Industrial (Holdings) Ltd.	19,501,000	60,241
		1,015,755
TOTAL CONSUMER DISCRETIONARY		11,528,565
CONSUMER STAPLES - 7.1%
Beverages - 0.9%
Baron de Ley SA (a)	155,900	16,222
C&C Group PLC	2,734,138	16,273
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,800,000	143,712
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Monster Beverage Corp. (a)	2,632,600	$ 176,279
Muhak Co. Ltd. (e)	2,699,502	79,174
National Beverage Corp. (a)	97,500	1,880
Olvi PLC (A Shares)	10,000	337
Spritzer Bhd	600,000	353
Synergy Co. (a)	100,000	1,619
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	488,360	1,211
		437,060
Food & Staples Retailing - 4.4%
Aoki Super Co. Ltd.	100,000	790
Belc Co. Ltd. (e)	2,033,900	40,187
Cosmos Pharmaceutical Corp. (e)	1,803,800	192,845
Create SD Holdings Co. Ltd. (e)	2,171,400	71,683
Daikokutenbussan Co. Ltd.	682,500	17,718
Dong Suh Companies, Inc. (e)	5,125,012	78,381
Fyffes PLC (Ireland) (e)	28,995,800	48,273
Genky Stores, Inc. (d)(e)	234,000	5,793
Greggs PLC (e)	9,700,000	87,620
Halows Co. Ltd. (e)	1,585,100	16,373
Kusuri No Aoki Co. Ltd. (d)	268,100	17,937
Majestic Wine PLC (d)	1,700,000	13,361
MARR SpA	400,000	7,741
Marukyu Co. Ltd.	361,500	3,890
Maxvalu Nishinihon Co. Ltd.	17,000	222
Metro, Inc. Class A (sub. vtg.) (d)(e)	10,653,133	656,654
Qol Co. Ltd. (e)	2,028,300	12,578
Safeway, Inc. (e)	12,993,100	442,545
San-A Co. Ltd.	750,000	21,619
Sligro Food Group NV	1,750,000	73,321
Sundrug Co. Ltd.	2,398,800	98,078
Tesco PLC	10,725,500	53,133
Total Produce PLC	10,500,400	15,165
Walgreen Co.	321,900	21,857
Welcia Holdings Co. Ltd. (d)	332,487	20,066
Yaoko Co. Ltd.	913,100	41,352
		2,059,182
Food Products - 1.5%
Aryzta AG	1,800,000	166,174
Cranswick PLC	1,050,012	21,221
Darling International, Inc. (a)	1,219,500	24,402
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Dean Foods Co.	4,300,000	$ 68,112
Devro PLC	2,500,000	8,927
Dutch Lady Milk Industries Bhd	100,000	1,422
Food Empire Holdings Ltd. (e)	51,190,000	15,924
Fresh Del Monte Produce, Inc. (e)	6,142,800	177,465
Hilton Food Group PLC	700,000	6,305
John B. Sanfilippo & Son, Inc.	10,000	231
Lifeway Foods, Inc.	200,000	3,002
Nam Yang Dairy Products	11,000	9,753
Omega Protein Corp. (a)	25,000	284
Pacific Andes International Holdings Ltd.	80,431,308	3,216
Pacific Andes Resources Development Ltd.	126,089,774	12,169
Patties Food Ltd.	3,000,000	3,205
President Rice Products PCL	1,250,000	1,758
Rocky Mountain Chocolate Factory, Inc. (e)	484,482	5,790
Samyang Genex Co. Ltd.	93,060	10,089
Samyang Holdings Corp.	44,250	3,084
Seaboard Corp. (a)	46,400	113,123
Select Harvests Ltd. (e)	5,272,464	30,858
Sunjin Co. Ltd. (e)	813,630	24,060
Synear Food Holdings Ltd. (a)	38,027,000	5,642
United Food Holdings Ltd. (a)	21,841,000	1,185
		717,401
Personal Products - 0.3%
Avon Products, Inc.	582,900	8,907
Coty, Inc. Class A	2,682,500	43,054
Nutraceutical International Corp. (a)(e)	1,115,004	27,786
Oriflame Cosmetics SA SDR (d)	20,000	510
Sarantis SA (e)	2,290,400	22,561
USANA Health Sciences, Inc. (a)	390,000	26,465
		129,283
Tobacco - 0.0%
Karelia Tobacco Co., Inc.	2,352	685
Swedish Match Co. AB	200,000	6,856
		7,541
TOTAL CONSUMER STAPLES		3,350,467
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 4.6%
Energy Equipment & Services - 2.0%
AKITA Drilling Ltd. Class A (non-vtg.)	1,732,700	$ 27,791
Boustead Singapore Ltd.	4,000,000	6,046
Cal Dive International, Inc. (a)(d)(e)	5,900,000	8,732
Cathedral Energy Services Ltd.	1,561,600	6,098
Divestco, Inc. (a)(e)	3,412,500	483
Farstad Shipping ASA (e)	3,120,200	64,301
Forum Energy Technologies, Inc. (a)	390,200	11,651
Fugro NV (Certificaten Van Aandelen) (d)	1,560,127	103,276
Key Energy Services, Inc. (a)	975,600	9,795
McDermott International, Inc. (a)(d)	1,658,500	11,991
Oil States International, Inc. (a)	1,950,000	189,423
Patterson-UTI Energy, Inc.	684,700	22,273
Petrofac Ltd.	497,600	12,207
Precision Drilling Corp.	3,000,000	39,004
ProSafe ASA	9,500,000	83,584
Rowan Companies PLC	535,100	16,545
Shinko Plantech Co. Ltd.	1,750,000	13,163
Solstad Offshore ASA	1,125,000	20,724
Total Energy Services, Inc. (e)	2,441,600	48,117
Unit Corp. (a)(e)	3,500,000	230,825
		926,029
Oil, Gas & Consumable Fuels - 2.6%
Adams Resources & Energy, Inc.	154,951	11,166
Alvopetro Energy Ltd. (a)	400,000	347
Beach Energy Ltd.	15,500,034	24,695
Eni SpA	20,000,000	517,987
EP Energy Corp.	928,100	18,033
Fuji Kosan Co. Ltd. (e)	750,000	4,651
Fuji Oil Co. Ltd. (e)	5,400,000	16,744
Great Eastern Shipping Co. Ltd.	4,800,000	26,652
Hankook Shell Oil Co. Ltd. (e)	67,000	30,351
HollyFrontier Corp.	310,200	16,313
Marathon Oil Corp.	61,600	2,227
Michang Oil Industrial Co. Ltd. (e)	173,900	12,069
Newfield Exploration Co. (a)	1,774,400	60,063
Peabody Energy Corp.	3,000,000	57,030
Stone Energy Corp. (a)	650,600	31,912
Swift Energy Co. (a)(d)(e)	4,380,400	54,010
Tesoro Corp.	1,950,100	109,771
The Williams Companies, Inc.	298,600	12,592
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tsakos Energy Navigation Ltd.	966,800	$ 6,893
Uehara Sei Shoji Co. Ltd.	951,000	3,972
W&T Offshore, Inc. (e)	4,875,200	93,604
World Fuel Services Corp.	2,223,322	101,250
WPX Energy, Inc. (a)	761,200	16,198
		1,228,530
TOTAL ENERGY		2,154,559
FINANCIALS - 11.4%
Banks - 1.8%
ACNB Corp. (d)	110,000	2,155
Bank of Ireland (a)	404,397,900	158,257
BBCN Bancorp, Inc.	2,475,600	38,149
Camden National Corp.	40,968	1,564
Cathay General Bancorp	3,300,000	77,880
Codorus Valley Bancorp, Inc. (e)	350,000	7,473
Customers Bancorp, Inc. (a)	240,000	5,287
Dimeco, Inc.	28,440	1,118
Eagle Bancorp, Inc., Maryland	536,600	17,917
East West Bancorp, Inc.	3,000,000	103,530
EFG Eurobank Ergasias SA (a)	359,766,900	204,640
Farmers & Merchants Bancorp, Inc.	45,000	1,112
First Bancorp, Puerto Rico (a)	9,279,772	47,698
First West Virginia Bancorp, Inc.	35,000	615
LCNB Corp. (e)	610,000	9,760
North Valley Bancorp (a)(e)	414,400	9,365
Northrim Bancorp, Inc. (e)	487,800	11,702
Norwood Financial Corp.	125,000	3,605
OFG Bancorp (d)(e)	2,504,542	42,727
Pacific Premier Bancorp, Inc. (a)(e)	926,300	12,644
Popular, Inc. (a)	1,755,100	54,233
SpareBank 1 SR-Bank ASA (primary capital certificate) (d)	1,304,069	12,614
Sparebanken More (primary capital certificate)	200,756	6,687
Sparebanken Nord-Norge (d)	2,175,733	12,628
Sterling Bancorp	1,170,700	14,002
Umpqua Holdings Corp.	978,203	16,268
		873,630
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - 0.2%
AllianceBernstein Holding LP	665,000	$ 16,911
Federated Investors, Inc. Class B (non-vtg.) (d)	569,300	16,248
GFI Group, Inc.	5,850,300	21,763
State Street Corp.	369,800	23,874
Tullett Prebon PLC	1,500,000	8,051
		86,847
Consumer Finance - 0.2%
Aeon Credit Service (Asia) Co. Ltd.	14,722,000	11,868
Albemarle & Bond Holdings PLC	3,171,445	356
EZCORP, Inc. (non-vtg.) Class A (a)	461,203	4,810
Green Dot Corp. Class A (a)	2,000,000	34,740
H&T Group PLC	633,800	1,787
Nicholas Financial, Inc.	230,275	3,620
Santander Consumer U.S.A. Holdings, Inc.	1,300,000	29,562
		86,743
Diversified Financial Services - 0.4%
Credit Analysis & Research Ltd. (a)	50,000	653
Korea Ratings Corp.	1,180	42
Newship Ltd. (a)	2,500	1,055
NICE Holdings Co. Ltd.	1,175,000	15,866
NICE Information Service Co. Ltd. (e)	2,800,000	9,743
Ricoh Leasing Co. Ltd.	881,000	22,983
The NASDAQ OMX Group, Inc.	389,300	14,365
Voya Financial, Inc.	3,100,000	109,709
		174,416
Insurance - 7.9%
Admiral Group PLC	536,600	12,666
AEGON NV	56,065,000	513,915
AFLAC, Inc.	350,500	21,983
Amlin PLC	2,109,700	15,947
APRIL (e)	2,705,700	64,677
Assurant, Inc. (e)	5,119,000	345,072
Axis Capital Holdings Ltd. (e)	7,742,000	354,197
CNO Financial Group, Inc.	1,170,700	20,195
Endurance Specialty Holdings Ltd. (e)	2,535,100	128,834
FBD Holdings PLC	170,600	4,105
Genworth Financial, Inc. Class A (a)	19,550,000	348,968
Hartford Financial Services Group, Inc.	7,800,000	279,786
HCC Insurance Holdings, Inc.	536,500	24,647
Lincoln National Corp.	7,800,000	378,378
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Meadowbrook Insurance Group, Inc.	1,660,900	$ 9,301
MetLife, Inc.	877,500	45,937
National Interstate Corp.	930,000	26,059
National Western Life Insurance Co. Class A	145,170	33,861
Primerica, Inc.	585,400	26,864
Progressive Corp.	633,200	15,355
Protective Life Corp.	1,462,600	74,812
RenaissanceRe Holdings Ltd. (e)	3,022,600	305,917
Torchmark Corp.	552,500	44,034
Unum Group (e)	16,200,200	538,171
Validus Holdings Ltd.	1,850,000	68,580
		3,702,261
Real Estate Investment Trusts - 0.3%
Annaly Capital Management, Inc.	6,500,000	75,075
Cedar Shopping Centers, Inc.	1,853,600	11,474
Corrections Corp. of America	487,800	16,000
Melcor Real Estate Investment Trust (e)	848,800	8,201
Nieuwe Steen Investments NV	87,754	531
Northwest Healthcare Properties REIT (d)	1,268,300	11,595
		122,876
Real Estate Management & Development - 0.2%
Anabuki Kosan, Inc.	250,000	778
Devine Ltd. (a)	2,071,967	1,367
Leopalace21 Corp. (a)	5,000,000	25,823
Relo Holdings Corp. (e)	1,370,800	75,087
Tejon Ranch Co. (a)	150,000	4,652
Tejon Ranch Co. warrants 8/31/16 (a)	21,557	71
		107,778
Thrifts & Mortgage Finance - 0.4%
BofI Holding, Inc. (a)	195,100	15,727
Genworth MI Canada, Inc. (e)	5,400,000	189,435
New Hampshire Thrift Bancshare	125,000	1,844
		207,006
TOTAL FINANCIALS		5,361,557
HEALTH CARE - 8.3%
Biotechnology - 0.7%
Amgen, Inc.	2,925,100	326,880
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.2%
Apex Biotechnology Corp.	1,400,000	$ 3,026
Arts Optical International Holdings Ltd. (e)	33,122,640	9,014
Atrion Corp.	9,800	2,826
Audika SA (a)	294,000	5,388
Boston Scientific Corp. (a)	1,170,700	14,763
CareFusion Corp. (a)	390,200	15,241
DiaSorin S.p.A.	4,900	202
Exactech, Inc. (a)	48,800	1,084
Hoshiiryou Sanki Co. Ltd. (e)	351,000	10,224
Huvitz Co. Ltd. (e)	1,000,000	12,051
Invacare Corp.	878,000	13,872
Medical Action Industries, Inc. (a)(e)	1,023,800	6,563
Microlife Corp.	2,641,000	7,162
Mindray Medical International Ltd. sponsored ADR (d)	50,000	1,653
Nakanishi, Inc.	1,219,000	41,613
Prim SA (e)	1,691,000	14,100
ResMed, Inc. (d)	341,500	17,024
Span-America Medical System, Inc. (e)	281,800	5,876
St. Jude Medical, Inc.	2,400,000	152,328
Supermax Corp. Bhd	10,500,000	7,885
Techno Medica Co. Ltd.	45,200	892
Top Glove Corp. Bhd	1,000,000	1,471
Utah Medical Products, Inc. (e)	414,400	21,047
Zimmer Holdings, Inc.	1,800,000	174,240
		539,545
Health Care Providers & Services - 5.6%
A/S One Corp.	250,000	6,558
Aetna, Inc.	5,000,000	357,250
Almost Family, Inc. (a)(e)	913,414	19,611
Amedisys, Inc. (a)	1,426,000	19,436
Bio-Reference Laboratories, Inc. (a)(d)	425,200	10,800
Diversicare Healthcare Services, Inc. (e)	329,969	2,306
DVx, Inc. (d)(e)	821,400	7,175
Grupo Casa Saba SA de CV (a)	12,639,000	7,680
Hanger, Inc. (a)	97,600	3,384
Hi-Clearance, Inc.	400,000	1,235
LHC Group, Inc. (a)(e)	1,847,700	38,395
Medica Sur SA de CV	400,000	1,361
MEDNAX, Inc. (a)	195,000	11,554
National Healthcare Corp.	6,500	356
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Pelion SA (e)	633,800	$ 16,119
The Ensign Group, Inc.	541,500	23,014
Triple-S Management Corp. (a)(e)	2,446,934	36,655
Tsukui Corp. (e)	1,901,400	21,332
U.S. Physical Therapy, Inc.	489,000	15,086
United Drug PLC (United Kingdom)	10,270,819	62,203
UnitedHealth Group, Inc.	22,125,000	1,660,260
Universal American Spin Corp.	907,100	6,504
Wellcare Health Plans, Inc. (a)	800,000	53,976
WellPoint, Inc.	2,193,800	220,872
WIN-Partners Co. Ltd. (e)	1,487,000	14,836
		2,617,958
Health Care Technology - 0.0%
Arrhythmia Research Technology, Inc. (a)	100,400	487
ND Software Co. Ltd. (e)	706,900	12,778
Quality Systems, Inc.	487,500	7,200
		20,465
Life Sciences Tools & Services - 0.0%
CMIC Co. Ltd.	50,000	800
Pharmaceuticals - 0.8%
AbbVie, Inc.	243,800	12,697
Bliss Gvs Pharma Ltd. (a)	4,380,633	3,348
Daewon Pharmaceutical Co. Ltd. (e)	1,635,165	19,468
Daewoong Co. Ltd.	185,040	6,985
DongKook Pharmaceutical Co. Ltd. (e)	785,392	25,772
Endo International PLC (a)(d)	290,200	18,267
FDC Ltd.	3,600,000	7,786
Fuji Pharma Co. Ltd.	275,000	5,361
Il Dong Holdings Co. Ltd. (e)	2,506,600	32,512
Jeil Pharmaceutical Co. (e)	1,484,800	26,948
Kaken Pharmaceutical Co. Ltd.	122,000	2,103
Kwang Dong Pharmaceutical Co. Ltd. (e)	3,100,000	27,696
Mylan, Inc. (a)	439,000	22,292
Pharmstandard OJSC (a)	20,000	669
Phibro Animal Health Corp. Class A (e)	1,500,000	26,490
Recordati SpA (d)	6,345,825	110,929
Torrent Pharmaceuticals Ltd.	150,000	1,437
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Tsumura & Co.	850,000	$ 20,170
Whanin Pharmaceutical Co. Ltd. (e)	1,860,000	26,556
		397,486
TOTAL HEALTH CARE		3,903,134
INDUSTRIALS - 7.5%
Aerospace & Defense - 0.1%
Engility Holdings, Inc. (a)	780,000	34,039
GenCorp, Inc. (non-vtg.) (a)	244,100	4,286
Magellan Aerospace Corp.	625,000	4,950
Textron, Inc.	399,000	16,319
		59,594
Air Freight & Logistics - 0.4%
Air T, Inc. (e)	238,500	2,800
Atlas Air Worldwide Holdings, Inc. (a)(e)	2,031,228	71,073
Hub Group, Inc. Class A (a)	375,708	16,775
Royal Mail PLC	1,584,400	14,165
Sinwa Ltd. (e)	23,262,000	4,453
UTi Worldwide, Inc.	1,774,235	17,370
Yusen Logistics Co. Ltd. (e)	3,800,000	43,748
		170,384
Airlines - 0.0%
Republic Airways Holdings, Inc. (a)	1,000,000	8,310
SkyWest, Inc.	850,000	9,860
		18,170
Building Products - 0.0%
Kingspan Group PLC (Ireland)	200,000	3,764
Kondotec, Inc. (e)	1,690,600	11,526
		15,290
Commercial Services & Supplies - 1.0%
1010 Printing Group Ltd.	22,623,640	2,889
Aeon Delight Co. Ltd.	500,000	11,014
AJIS Co. Ltd. (e)	525,100	7,555
Asia File Corp. Bhd	2,800,000	6,179
CECO Environmental Corp.	780,500	12,402
Fursys, Inc. (e)	950,000	26,391
Industrial Services of America, Inc. (a)(d)	82,100	379
Iron Mountain, Inc.	102,900	2,926
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Knoll, Inc. (e)	3,300,000	$ 60,027
Mears Group PLC	2,301,115	19,562
Mitie Group PLC (e)	22,680,800	121,814
Moleskine SpA (d)	350,000	705
Moshi Moshi Hotline, Inc.	800,000	8,091
Multi-Color Corp.	390,000	13,592
Nac Co. Ltd. (e)	1,218,800	17,954
NICE Total Cash Management Co., Ltd. (e)	2,601,400	7,441
Prestige International, Inc.	809,300	7,607
Progressive Waste Solution Ltd. (Canada)	1,008,300	24,544
Recall Holdings Ltd. (a)	73,238	308
RPS Group PLC	600,556	2,986
Schawk, Inc. Class A	425,000	8,500
United Stationers, Inc. (e)	2,370,844	88,978
VICOM Ltd.	3,315,000	15,601
West Corp.	1,042,980	25,397
		492,842
Construction & Engineering - 1.2%
AECOM Technology Corp. (a)(e)	7,648,100	247,951
Arcadis NV	1,250,000	44,361
Astaldi SpA (d)	2,400,000	25,971
Ausdrill Ltd.	1,856,201	1,604
Badger Daylighting Ltd.	435,700	15,185
C-Cube Corp.	150,000	666
Daiichi Kensetsu Corp. (e)	2,033,700	26,357
Engineers India Ltd.	2,150,008	8,147
EPCO Co. Ltd.	150,000	2,681
Foster Wheeler AG	409,600	14,041
Geumhwa PSC Co. Ltd. (e)	325,000	12,521
Heijmans NV (Certificaten Van Aandelen)	180,400	3,236
Jacobs Engineering Group, Inc. (a)	227,400	13,121
Kier Group PLC (d)	903,942	25,381
Koninklijke BAM Groep NV (d)	200,000	1,082
Kyeryong Construction Industrial Co. Ltd. (a)(e)	893,000	12,058
Meisei Industrial Co. Ltd.	1,300,000	6,167
Mirait Holdings Corp.	2,000,000	17,567
Nippon Rietec Co. Ltd.	1,145,000	8,400
Sanyo Engineering & Construction, Inc.	625,000	3,069
Severfield-Rowen PLC (a)	3,250,133	3,361
Shinnihon Corp.	1,852,600	5,436
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Shinsegae Engineering & Construction Co. Ltd. (e)	250,000	$ 2,662
ShoLodge, Inc. (a)(e)	488,127	2
Sterling Construction Co., Inc. (a)(e)	1,589,300	12,206
Tutor Perini Corp. (a)	900,000	26,640
United Integration Services Co. Ltd.	5,000,000	5,453
URS Corp.	343,772	16,199
Vianini Lavori SpA	700,000	6,021
		567,546
Electrical Equipment - 0.8%
Aichi Electric Co. Ltd.	1,620,000	4,833
Aros Quality Group AB	853,200	11,416
AZZ, Inc. (e)	1,462,600	63,506
Babcock & Wilcox Co.	1,069,682	37,214
Bharat Heavy Electricals Ltd.	22,000,000	65,819
Chiyoda Integre Co. Ltd.	512,400	7,037
EnerSys	292,700	19,781
FW Thorpe PLC	5,000,000	11,312
GrafTech International Ltd. (a)	97,500	1,093
Graphite India Ltd.	2,200,000	3,077
Hammond Power Solutions, Inc. Class A	68,400	530
I-Sheng Electric Wire & Cable Co. Ltd. (e)	12,936,000	19,426
Jinpan International Ltd.	368,240	2,714
Korea Electric Terminal Co. Ltd. (e)	700,000	29,474
PK Cables OY	100,000	3,314
Servotronics, Inc. (e)	124,433	952
TKH Group NV unit (e)	2,242,600	78,093
Universal Security Instruments, Inc. (a)(e)	235,255	988
		360,579
Industrial Conglomerates - 0.9%
DCC PLC (United Kingdom) (e)	8,000,000	409,673
Reunert Ltd.	2,000,100	13,118
		422,791
Machinery - 1.7%
Aalberts Industries NV (e)	9,262,900	308,228
ASL Marine Holdings Ltd. (e)	31,243,000	17,943
CKD Corp.	1,560,100	14,192
Foremost Income Fund	2,141,103	13,928
Gencor Industries, Inc. (a)	400,000	4,196
Global Brass & Copper Holdings, Inc. (e)	1,125,600	17,852
Hurco Companies, Inc. (e)	626,000	16,689
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Hwacheon Machine Tool Co. Ltd. (e)	219,900	$ 11,324
Hyster-Yale Materials Handling:
Class A	243,800	23,500
Class B	310,000	29,881
Ihara Science Corp. (e)	1,114,700	8,177
Jaya Holdings Ltd. (e)	72,806,000	46,168
Kyowakogyosyo Co. Ltd. (e)	366,000	2,835
Metka SA	825,000	14,765
Mincon Group PLC (a)	2,396,352	3,325
Mirle Automation Corp.	4,000,000	3,633
Nadex Co. Ltd. (e)	936,000	5,512
Nakano Refrigerators Co. Ltd.	20,000	542
Nitchitsu Co. Ltd.	391,000	677
Oshkosh Truck Corp.	2,400,000	133,224
S&T Holdings Co. Ltd. (e)	810,000	11,839
Semperit AG Holding (d)	550,000	30,686
SIMPAC, Inc.	583,000	4,120
Takamatsu Machinery Co. Ltd.	414,400	1,966
Takeuchi Manufacturing Co. Ltd. (d)	200,000	5,804
Techno Smart Corp. (e)	1,055,000	5,779
Tocalo Co. Ltd. (e)	926,300	14,470
Trifast PLC	300,000	469
TriMas Corp. (a)	390,200	13,993
Trinity Industrial Corp.	806,000	3,469
Valmet Corp. (d)	323,100	3,747
Young Poong Precision Corp.	582,445	5,480
		778,413
Marine - 0.0%
DryShips, Inc. (a)	2,412,400	7,044
Tokyo Kisen Co. Ltd. (e)	975,000	5,016
		12,060
Professional Services - 0.6%
Akka Technologies SA (e)	1,073,765	38,881
Boardroom Ltd.	3,029,142	1,353
CBIZ, Inc. (a)	975,000	8,356
Clarius Group Ltd. (a)	4,139,851	1,058
CRA International, Inc. (a)(e)	990,600	21,565
Exova Group Ltd. PLC (a)	4,999,500	18,592
FTI Consulting, Inc. (a)	355,600	12,197
Hyder Consulting PLC	650,000	5,155
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
McMillan Shakespeare Ltd.	49,976	$ 451
SmartPros Ltd.	87,800	301
Sporton International, Inc.	2,500,000	10,981
Stantec, Inc.	2,050,000	121,498
Synergie SA	150,000	4,347
VSE Corp. (e)	517,640	32,337
		277,072
Road & Rail - 0.4%
Alps Logistics Co. Ltd. (e)	1,680,700	17,360
CSX Corp.	682,100	19,249
Hamakyorex Co. Ltd. (e)	737,100	20,368
Higashi Twenty One Co. Ltd.	93,000	489
Hutech Norin Co. Ltd. (e)	1,017,700	10,044
Quality Distribution, Inc. (a)	911,108	11,453
Roadrunner Transportation Systems, Inc. (a)	585,300	14,416
Sakai Moving Service Co. Ltd. (e)	766,000	25,849
Trancom Co. Ltd. (e)	1,006,600	35,396
Universal Truckload Services, Inc.	450,702	11,114
		165,738
Trading Companies & Distributors - 0.3%
AddTech AB (B Shares)	1,450,000	22,133
AerCap Holdings NV (a)	434,296	18,123
Goodfellow, Inc. (e)	850,600	7,179
Hanwa Co. Ltd.	634,000	2,474
Houston Wire & Cable Co. (e)	1,230,000	15,326
KS Energy Services Ltd. (a)	15,500,000	5,564
Meiwa Corp.	393,100	1,561
Mitani Shoji Co. Ltd.	759,200	17,080
Otec Corp.	146,300	1,052
Parker Corp. (e)	2,599,000	10,042
Richelieu Hardware Ltd.	341,300	15,286
Senshu Electric Co. Ltd. (e)	1,053,000	13,472
Strongco Corp. (a)(e)	999,688	3,466
Tanaka Co. Ltd.	42,900	237
TECHNO ASSOCIE Co. Ltd.	268,500	2,744
Titan Machinery, Inc. (a)(d)	850,000	14,994
Totech Corp. (e)	1,009,100	6,426
		157,159
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd. (e)	1,522,600	8,653
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - continued
Meiko Transportation Co. Ltd.	975,000	$ 9,441
Wesco Aircraft Holdings, Inc. (a)	682,900	13,836
		31,930
TOTAL INDUSTRIALS		3,529,568
INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 0.4%
Bel Fuse, Inc. Class A	243,800	4,964
Black Box Corp. (e)	1,755,940	37,331
ClearOne, Inc. (a)	204,800	2,081
CommScope Holding Co., Inc.	243,800	6,505
Ixia (a)	1,130,700	14,043
Mitel Networks Corp. (a)	1,700,000	15,555
NETGEAR, Inc. (a)(e)	2,478,900	80,068
Parrot SA (a)	146,300	4,475
Polycom, Inc. (a)	595,300	7,322
Tessco Technologies, Inc. (e)	512,100	16,843
		189,187
Electronic Equipment & Components - 3.1%
A&D Co. Ltd. (d)	1,100,000	4,702
AAC Technology Holdings, Inc.	400,000	2,234
Beijer Electronics AB (d)	96,900	939
CDW Corp.	682,900	19,251
DigiTech Systems Co., Ltd. (a)	725,000	1,488
Dynapack International Technology Corp.	3,200,000	8,338
Elec & Eltek International Co. Ltd.	1,755,000	2,782
Elematec Corp. (e)	1,170,100	20,029
Excel Co. Ltd. (e)	887,100	9,380
Fabrinet (a)	100,000	2,160
FLIR Systems, Inc.	600,000	20,424
Hana Microelectronics Co. (For. Reg.)	16,370,600	16,315
Hi-P International Ltd.	20,549,000	9,507
Hon Hai Precision Industry Co. Ltd. (Foxconn)	141,500,000	406,222
Huan Hsin Holdings Ltd. (a)	5,850,000	93
IDIS Holdings Co. Ltd. (e)	800,000	11,925
Image Sensing Systems, Inc. (a)(e)	356,585	1,662
Insight Enterprises, Inc. (a)	1,650,000	43,098
Intelligent Digital Integrated Security Co. Ltd. (e)	941,210	17,356
INTOPS Co. Ltd. (e)	859,900	20,101
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Isra Vision AG (e)	427,200	$ 31,696
Itron, Inc. (a)	175,000	6,650
Jabil Circuit, Inc.	436,000	7,525
Kingboard Chemical Holdings Ltd. (e)	92,200,000	175,767
Kingboard Laminates Holdings Ltd.	8,775,500	3,396
Kitagawa Industries Co. Ltd.	97,500	966
Lumax International Corp. Ltd.	1,400,000	3,314
Mesa Laboratories, Inc. (e)	302,300	25,907
Multi-Fineline Electronix, Inc. (a)(e)	2,292,400	28,380
Muramoto Electronic Thailand PCL (For. Reg.) (e)	1,500,000	11,449
Nippo Ltd. (e)	889,521	3,976
Orbotech Ltd. (a)	1,400,000	20,636
Pinnacle Technology Holdings Ltd. (e)	9,300,400	11,492
Redington India Ltd.	4,350,000	6,357
Rofin-Sinar Technologies, Inc. (a)	150,000	3,330
ScanSource, Inc. (a)(e)	2,000,000	76,820
Shibaura Electronics Co. Ltd. (e)	758,400	13,516
Sigmatron International, Inc. (a)(e)	325,000	3,354
Simplo Technology Co. Ltd.	7,000,000	36,432
SYNNEX Corp. (a)(e)	3,417,500	230,271
Taitron Components, Inc. Class A (sub. vtg.) (a)	255,000	268
Tomen Devices Corp. (e)	663,100	11,013
Tomen Electronics Corp. (e)	1,455,200	23,372
Tripod Technology Corp.	600,000	1,181
UKC Holdings Corp. (e)	1,530,800	24,601
Venture Corp. Ltd.	2,700,000	16,518
VST Holdings Ltd. (e)	145,672,000	37,015
Wireless Telecom Group, Inc. (a)	664,000	1,574
XAC Automation Corp.	2,500,000	3,684
		1,438,466
Internet Software & Services - 0.2%
Conversant, Inc. (a)	682,900	16,690
DeNA Co. Ltd. (d)	600,000	10,094
Gabia, Inc. (e)	1,342,000	8,132
Liquidity Services, Inc. (a)(d)	300,000	5,175
Melbourne IT Ltd. (e)	7,980,731	10,713
NetGem SA	1,000,000	5,036
Rentabiliweb Group SA (a)	107,300	1,608
SBS Contents Hub Co. Ltd.	200,000	3,610
Softbank Technology Corp. (d)	292,500	4,352
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Stamps.com, Inc. (a)	154,898	$ 5,377
UANGEL Corp. (e)	750,000	2,875
Yahoo!, Inc. (a)	370,300	13,312
		86,974
IT Services - 4.6%
ALTEN	863,100	44,047
Amdocs Ltd. (e)	8,132,500	378,405
Argo Graphics, Inc.	442,100	6,980
ATOSS Software AG	14,626	595
Blackhawk Network Holdings, Inc. (a)(e)	2,082,486	47,960
Calian Technologies Ltd. (e)	759,100	13,124
CGI Group, Inc. Class A (sub. vtg.) (a)	536,600	19,348
Computer Sciences Corp.	4,631,600	274,098
Computer Services, Inc.	275,000	9,488
CSE Global Ltd. (e)	47,865,000	22,716
Data#3 Ltd.	3,300,000	1,778
Datalink Corp. (a)	902,759	11,591
Dimerco Data System Corp.	600,000	515
eClerx	1,250,000	25,141
EOH Holdings Ltd. (e)	7,900,000	63,077
Estore Corp.	125,000	1,208
EVERTEC, Inc.	600,000	14,124
ExlService Holdings, Inc. (a)	333,824	9,446
Genpact Ltd. (a)	585,300	9,868
Groupe Steria SCA	74,541	2,100
Heartland Payment Systems, Inc. (d)(e)	1,950,117	79,838
Hexaware Technologies Ltd.	600,000	1,509
HIQ International AB	825,000	4,999
Indra Sistemas (d)(e)	16,000,000	299,890
Know IT AB (d)(e)	1,683,900	17,869
Korea Information & Communication Co. Ltd. (a)	200,000	1,297
Leidos Holdings, Inc. (d)	1,218,800	45,388
Luxoft Holding, Inc.	121,900	3,290
ManTech International Corp. Class A	1,800,000	53,694
Mastek Ltd. (e)	2,025,000	5,781
NCI, Inc. Class A (a)(e)	875,030	8,724
Neustar, Inc. Class A (a)(d)	2,375,907	61,108
Panasonic Information Systems Co. (e)	616,700	16,184
Rolta India Ltd.	2,699,942	3,351
Science Applications International Corp.	731,300	28,521
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Societe Pour L'Informatique Industrielle SA (e)	1,950,100	$ 20,751
Softcreate Co. Ltd.	312,000	2,509
The Western Union Co.	21,200,000	336,444
Total System Services, Inc.	1,000,000	31,770
TravelSky Technology Ltd. (H Shares)	3,000,000	2,287
Vantiv, Inc. (a)	585,400	18,001
VeriFone Systems, Inc. (a)	1,073,100	35,884
Xerox Corp.	10,000,000	120,900
		2,155,598
Semiconductors & Semiconductor Equipment - 0.5%
Alpha & Omega Semiconductor Ltd. (a)(e)	2,486,400	17,902
Axell Corp. (e)	900,000	13,971
Broadcom Corp. Class A	591,400	18,221
Cirrus Logic, Inc. (a)	25,000	558
Lasertec Corp. (a)	500,000	4,974
Leeno Industrial, Inc. (e)	850,000	24,477
Melexis NV (e)	3,000,000	120,783
Miraial Co. Ltd.	211,500	3,293
Nextchip Co. Ltd. (e)	1,070,110	3,972
Omnivision Technologies, Inc. (a)	1,100,000	21,483
Phison Electronics Corp.	300,000	2,039
Powertech Technology, Inc.	9,460,000	15,320
Telechips, Inc. (e)	1,058,800	4,248
Trio-Tech International (a)(e)	280,000	871
Varitronix International Ltd.	8,500,000	9,407
Y.A.C. Co., Ltd.	450,800	2,580
		264,099
Software - 5.5%
AdaptIT Holdings Ltd.	3,500,200	2,429
ANSYS, Inc. (a)(e)	4,875,000	372,011
Autodesk, Inc. (a)	193,000	9,268
Axway Software SA	48,800	1,686
Cybernet Systems Co. Ltd. (e)	1,998,800	6,902
Ebix, Inc. (d)(e)	2,525,000	39,845
Exact Holdings NV	721,500	25,425
Geodesic Ltd. (a)(e)	4,873,000	263
ICT Automatisering NV (e)	852,200	6,148
IGE + XAO SA	39,000	3,289
Infomedia Ltd.	13,000,000	8,212
InfoVine Co. Ltd. (e)	171,606	5,307
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
init innovation in traffic systems AG	9,750	$ 298
Jorudan Co. Ltd. (e)	511,900	3,185
King Digital Entertainment PLC (a)(d)	250,000	4,288
KPIT Cummins Infosystems Ltd. (a)	7,000,000	20,049
KSK Co., Ltd. (e)	625,300	3,982
Micro Focus International PLC	400,000	5,234
MICROS Systems, Inc. (a)	24,400	1,257
Microsoft Corp.	30,383,300	1,227,485
Net 1 UEPS Technologies, Inc. (a)	700,000	6,265
NIIT Technologies Ltd.	2,018,000	13,577
Nuance Communications, Inc. (a)	480,400	7,730
Nucleus Software Exports Ltd. (a)(e)	2,200,000	8,176
Oracle Corp.	13,458,500	550,183
Parametric Technology Corp. (a)	1,096,400	38,780
Pro-Ship, Inc.	148,400	2,735
Rovi Corp. (a)	50,000	1,115
Software AG (Bearer)	3,510,200	131,949
Sword Group (e)	591,264	15,520
Symantec Corp.	593,700	12,040
Synopsys, Inc. (a)	341,500	12,847
Vasco Data Security International, Inc. (a)(e)	3,266,400	37,270
Vitec Software Group AB	204,800	2,992
Zensar Technologies Ltd.	738,500	4,427
		2,592,169
Technology Hardware, Storage & Peripherals - 4.6%
Compal Electronics, Inc.	153,500,000	109,659
EMC Corp.	839,200	21,651
Hewlett-Packard Co.	6,382,900	211,019
Lexmark International, Inc. Class A	1,900,000	81,700
Logitech International SA (Reg.) (d)	4,250,000	57,465
Quantum Corp. (a)	6,463,200	6,980
Seagate Technology (e)	29,250,000	1,537,965
Silicon Graphics International Corp. (a)	921,000	11,126
Super Micro Computer, Inc. (a)(e)	2,657,222	54,101
TPV Technology Ltd.	81,904,000	13,628
Western Digital Corp.	585,000	51,556
		2,156,850
TOTAL INFORMATION TECHNOLOGY		8,883,343
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 2.8%
Chemicals - 2.0%
Aditya Birla Chemicals India Ltd. (a)(e)	2,338,600	$ 7,406
C. Uyemura & Co. Ltd. (e)	629,300	29,054
Chase Corp. (e)	882,386	27,478
Core Molding Technologies, Inc. (a)(e)	452,752	5,438
Deepak Fertilisers and Petrochemicals Corp. Ltd. (e)	7,569,000	16,609
Deepak Nitrite Ltd. (e)	607,140	5,298
EcoGreen Fine Chemical Group Ltd. (e)	43,986,000	10,155
FMC Corp.	2,925,000	225,225
Fujikura Kasei Co., Ltd. (e)	3,190,000	17,442
Fuso Chemical Co. Ltd.	256,100	6,939
Gujarat Narmada Valley Fertilizers Co. (e)	11,245,004	15,008
Gujarat State Fertilizers & Chemicals Ltd. (e)	30,994,172	28,340
Honshu Chemical Industry Co. Ltd. (e)	927,000	6,166
Huabao International Holdings Ltd.	3,000,000	1,420
Innospec, Inc.	975,000	41,984
Intrepid Potash, Inc. (a)(d)	780,500	12,722
KPC Holdings Corp.	43,478	2,108
KPX Chemical Co. Ltd. (e)	163,083	10,119
KPX Green Chemical Co. Ltd.	200,000	1,055
Kraton Performance Polymers, Inc. (a)	1,100,000	28,655
Miwon Chemicals Co. Ltd. (a)	55,095	1,920
Miwon Commercial Co. Ltd. (a)	13,819	2,327
Muto Seiko Co. Ltd.	292,500	1,834
Nano Chem Tech, Inc.	125,000	540
Nuplex Industries Ltd.	4,321,190	13,042
OM Group, Inc. (e)	1,950,100	57,118
PolyOne Corp.	336,600	12,612
RPM International, Inc.	390,200	16,646
SK Kaken Co. Ltd.	380,000	25,647
Soda Aromatic Co. Ltd.	274,400	2,885
Soken Chemical & Engineer Co. Ltd. (e)	784,900	7,578
T&K Toka Co. Ltd. (e)	800,000	16,589
Thai Carbon Black PCL (For. Reg.)	13,277,900	10,976
Thai Rayon PCL (For. Reg.)	3,200,000	3,436
Tronox Ltd. Class A	682,600	16,724
Yara International ASA (d)	4,631,500	218,629
Yip's Chemical Holdings Ltd. (e)	30,228,000	21,405
		928,529
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	829,500	4,692
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Construction Materials - continued
Mitani Sekisan Co. Ltd. (e)	1,742,000	$ 25,951
Titan Cement Co. SA (Reg.)	750,000	23,620
		54,263
Containers & Packaging - 0.3%
Ball Corp.	281,730	15,830
Chuoh Pack Industry Co. Ltd. (e)	497,000	5,221
Kohsoku Corp. (e)	2,045,000	18,043
Samhwa Crown & Closure Co. Ltd.	50,000	1,481
Sealed Air Corp.	487,800	16,736
Silgan Holdings, Inc.	877,500	43,656
Sonoco Products Co.	374,300	15,751
Starlite Holdings Ltd.	2,926,000	155
The Pack Corp. (e)	1,940,300	36,591
		153,464
Metals & Mining - 0.3%
Alconix Corp. (e)	619,600	12,442
Blue Earth Refineries, Inc. (a)	267,509	0
Chubu Steel Plate Co. Ltd.	487,500	2,027
Compania de Minas Buenaventura SA sponsored ADR	2,250,000	29,250
Fortescue Metals Group Ltd.	1,517,158	7,118
Freeport-McMoRan Copper & Gold, Inc.	426,300	14,652
Handy & Harman Ltd. (a)	14,700	332
Hill & Smith Holdings PLC	2,100,000	19,802
Korea Steel Shapes Co. Ltd.	34,000	1,208
Orosur Mining, Inc. (a)	3,500,000	703
Orvana Minerals Corp. (a)	900,000	526
Pacific Metals Co. Ltd.	4,485,000	20,838
Sherritt International Corp. (d)	1,560,100	6,605
Tohoku Steel Co. Ltd. (e)	736,200	7,921
Tokyo Kohtetsu Co. Ltd. (e)	1,400,000	6,025
Tokyo Tekko Co. Ltd. (e)	4,485,000	16,802
Webco Industries, Inc. (a)	8,922	928
		147,179
Paper & Forest Products - 0.1%
Cardinal Co. Ltd.	55,800	257
Stella-Jones, Inc. (a)	600,000	16,401
		16,658
TOTAL MATERIALS		1,300,093
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Atlantic Tele-Network, Inc.	250,000	$ 14,793
UTILITIES - 0.3%
Electric Utilities - 0.1%
Exelon Corp.	975,000	34,154
Gas Utilities - 0.1%
GAIL India Ltd.	1,200,000	7,363
Hokuriku Gas Co.	1,767,000	4,546
K&O Energy Group, Inc. (a)	503,200	6,989
Keiyo Gas Co. Ltd.	609,000	2,978
KyungDong City Gas Co. Ltd.	153,670	17,403
Kyungnam Energy Co. Ltd.	200,000	1,435
		40,714
Independent Power Producers & Energy Traders - 0.0%
Mega First Corp. Bhd (e)	22,662,000	15,837
Multi-Utilities - 0.1%
CMS Energy Corp.	896,400	27,170
Water Utilities - 0.0%
Manila Water Co., Inc.	976,700	584
TOTAL UTILITIES		118,459
TOTAL COMMON STOCKS (Cost $21,789,424)		40,144,538
Nonconvertible Preferred Stocks - 0.1%

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	1,637
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	2,000,000	21,088
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $17,149)		22,725
Convertible Bonds - 0.0%
	Principal Amount (000s)	Value (000s)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
USEC, Inc. 3% 10/1/14 (Cost $35,910)	$ 36,220	$ 10,504
Money Market Funds - 16.3%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	6,930,691,869	6,930,692
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	742,836,073	742,836
TOTAL MONEY MARKET FUNDS (Cost $7,673,528)		7,673,528
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $29,516,011)		47,851,295
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(913,483)
NET ASSETS - 100%		$ 46,937,812
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4,673
Fidelity Securities Lending Cash Central Fund	7,660
Total	$ 12,333
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aalberts Industries NV	$ 239,370	$ -	$ 7,925	$ 4,464	$ 308,228
Aastra Technologies Ltd.	25,843	-	26,530	6,268	-
Abbey PLC	23,711	38	814	93	31,738
Abercrombie & Fitch Co. Class A	299,220	55,586	7,422	4,190	273,803
Accell Group NV	43,841	602	1,216	1,526	46,830
Aditya Birla Chemicals India Ltd.	2,707	-	-	34	7,406
AECOM Technology Corp.	256,108	8,605	6,047	-	247,951
Aeropostale, Inc.	123,720	-	-	-	40,640
Air T, Inc.	2,571	-	79	-	2,800
AJIS Co. Ltd.	7,441	-	202	209	7,555
Akka Technologies SA	22,673	10,918	919	-	38,881
Albemarle & Bond Holdings PLC	5,818	1,227	25	-	-
Alconix Corp.	12,209	-	332	164	12,442
Almost Family, Inc.	17,921	-	565	-	19,611
Alpha & Omega Semiconductor Ltd.	19,508	-	462	-	17,902
Alps Logistics Co. Ltd.	18,309	-	462	260	17,360
Ambassadors Group, Inc.	6,444	-	168	-	7,319
Amdocs Ltd.	328,084	-	17,349	1,262	378,405
ANSYS, Inc.	399,200	-	9,481	-	372,011
APRIL	51,140	5,538	1,602	1,588	64,677
Ark Restaurants Corp.	4,734	-	327	56	4,458
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Arrhythmia Research Technology, Inc.	$ 629	$ -	$ 838	$ -	$ -
Arts Optical International Holdings Ltd.	7,534	-	218	110	9,014
ASL Marine Holdings Ltd.	8,850	7,841	419	336	17,943
Assurant, Inc.	284,340	-	8,563	2,625	345,072
ASTI Corp.	3,128	200	67	12	2,510
Atlas Air Worldwide Holdings, Inc.	-	68,861	1,172	-	71,073
Avery Dennison Corp.	284,036	-	292,337	1,914	-
Axell Corp.	17,837	-	416	199	13,971
Axis Capital Holdings Ltd.	345,875	-	9,004	2,090	354,197
AZZ, Inc.	56,745	-	1,622	625	63,506
Barratt Developments PLC	416,580	685	14,376	7,817	511,568
Belc Co. Ltd.	36,624	-	982	368	40,187
Belluna Co. Ltd.	51,620	754	1,186	549	49,001
Best Buy Co., Inc.	717,045	301,217	30,819	5,832	897,191
Black Box Corp.	48,731	-	1,022	158	37,331
Blackhawk Network Holdings, Inc.	-	49,251	-	-	47,960
BMTC Group, Inc. Class A (sub. vtg.)	73,987	-	1,852	1,089	78,462
C. Uyemura & Co. Ltd.	30,116	-	1,209	506	29,054
Cal Dive International, Inc.	12,984	-	1,158	-	8,732
Calian Technologies Ltd.	13,833	-	325	524	13,124
Career Education Corp.	21,638	-	1,144	-	47,308
Cash Converters International Ltd.	24,925	873	530	866	24,100
Cathay General Bancorp	98,010	-	21,171	406	-
CEC Entertainment, Inc.	83,180	-	106,946	980	-
Chase Corp.	25,113	-	729	407	27,478
Chime Communications PLC	20,234	-	2,130	163	-
Chuoh Pack Industry Co. Ltd.	5,469	-	135	83	5,221
Citi Trends, Inc.	15,499	-	17,062	-	-
CKD Corp.	30,600	-	23,556	146	-
Clip Corp.	3,635	-	89	141	3,225
Codorus Valley Bancorp, Inc.	3,624	2,939	163	102	7,473
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Core Molding Technologies, Inc.	$ 3,240	$ 1,397	$ 784	$ -	$ 5,438
Cosmos Pharmaceutical Corp.	196,696	-	4,966	-	192,845
CRA International, Inc.	17,417	2,084	559	-	21,565
Create SD Holdings Co. Ltd.	81,087	-	1,751	-	71,683
CSE Global Ltd.	30,745	1,229	586	12,541	22,716
Cybernet Systems Co. Ltd.	6,574	-	177	114	6,902
Daewon Pharmaceutical Co. Ltd.	17,353	580	-	86	19,468
Daiichi Kensetsu Corp.	23,493	699	688	395	26,357
DCC PLC (United Kingdom)	336,898	-	16,646	3,495	409,673
Deepak Fertilisers and Petrochemicals Corp. Ltd.	10,529	-	-	-	16,609
Deepak Nitrite Ltd.	2,686	112	367	-	5,298
Diversicare Healthcare Services, Inc.	1,844	-	122	57	2,306
Divestco, Inc.	576	-	21	-	483
Dong Suh Companies, Inc.	69,080	8,469	-	-	78,381
DongKook Pharmaceutical Co. Ltd.	17,758	9,676	-	129	25,772
Doshisha Co. Ltd.	23,239	5,772	746	258	29,951
DVx, Inc.	7,872	-	238	102	7,175
Ebix, Inc.	30,740	2,262	3,119	184	39,845
EcoGreen Fine Chemical Group Ltd.	8,492	-	245	87	10,155
Educational Development Corp.	1,203	-	35	93	1,464
Elematec Corp.	9,892	6,853	566	279	20,029
Endurance Specialty Holdings Ltd.	136,838	-	3,448	2,548	128,834
EOH Holdings Ltd.	49,769	17	3,391	687	63,077
Excel Co. Ltd.	10,640	-	249	117	9,380
F&F Co. Ltd.	4,912	-	430	65	6,385
Farstad Shipping ASA	69,780	-	1,569	-	64,301
Federal Screw Works	237	-	118	-	-
First Juken Co. Ltd.	22,801	-	542	-	23,065
Folli Follie SA	102,612	713	4,123	-	148,800
Food Empire Holdings Ltd.	27,265	-	425	230	15,924
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Foremost Income Fund	$ 17,094	$ -	$ -	$ 556	$ -
Fresh Del Monte Produce, Inc.	176,967	-	4,373	2,363	177,465
Fuji Kosan Co. Ltd.	315	4,555	127	106	4,651
Fuji Oil Co. Ltd.	19,711	-	1,870	312	16,744
Fujikura Kasei Co., Ltd.	15,404	-	487	413	17,442
Fursys, Inc.	22,429	2,184	-	524	26,391
Fyffes PLC (Ireland)	26,042	869	1,228	858	48,273
Gabia, Inc.	3,523	3,472	-	13	8,132
GameStop Corp. Class A	343,420	-	55,294	5,280	232,140
Genky Stores, Inc.	5,111	-	132	2	5,793
Genworth MI Canada, Inc.	157,381	1,258	9,189	4,599	189,435
Geodesic Ltd.	304	-	-	177	263
Geumhwa PSC Co. Ltd.	2,975	6,630	-	198	12,521
Gildan Activewear, Inc.	345,886	-	30,080	1,974	365,196
Glentel, Inc.	31,307	3,705	626	648	22,982
Global Brass & Copper Holdings, Inc.	-	19,153	442	58	17,852
Goodfellow, Inc.	7,368	130	185	139	7,179
Green Dot Corp. Class A	69,840	968	25,758	-	-
Greggs PLC	17,528	50,948	2,025	2,612	87,620
Guess?, Inc.	278,470	13,169	6,733	5,239	228,412
Gujarat Narmada Valley Fertilizers Co.	8,131	4,970	-	392	15,008
Gujarat State Fertilizers & Chemicals Ltd.	21,553	6,261	-	-	28,340
Gulliver International Co. Ltd.	47,192	-	7,641	472	53,025
Halows Co. Ltd.	12,649	1,586	429	201	16,373
Hamakyorex Co. Ltd.	24,704	169	534	137	20,368
Hampshire Group Ltd.	4,140	-	83	-	3,453
Handsome Co. Ltd.	60,161	-	-	538	61,546
Hankook Shell Oil Co. Ltd.	23,328	-	449	901	30,351
Hanwha Timeworld Co. Ltd.	10,924	-	-	81	10,562
Heartland Payment Systems, Inc.	74,621	-	2,204	450	79,838
Helen of Troy Ltd.	135,511	-	5,344	-	195,022
Henry Boot PLC	21,879	-	8,434	489	-
Hiday Hidaka Corp.	26,610	-	730	201	34,121
Honshu Chemical Industry Co. Ltd.	5,819	362	173	132	6,166
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Hoshiiryou Sanki Co. Ltd.	$ 7,963	$ 1,375	$ 279	$ 93	$ 10,224
Houston Wire & Cable Co.	18,754	55	506	418	15,326
HTL International Holdings Ltd.	6,275	-	155	-	6,654
Hurco Companies, Inc.	18,055	223	395	107	16,689
Hutech Norin Co. Ltd.	10,713	-	256	126	10,044
Huvitz Co. Ltd.	16,703	395	-	36	12,051
Hwacheon Machine Tool Co. Ltd.	9,980	-	-	243	11,324
I-Sheng Electric Wire & Cable Co. Ltd.	16,523	2,171	860	-	19,426
IA Group Corp.	5,988	-	154	90	5,957
ICT Automatisering NV	4,418	-	153	-	6,148
IDIS Holdings Co. Ltd.	9,104	1,524	-	26	11,925
Ihara Science Corp.	6,322	833	216	146	8,177
Il Dong Holdings Co. Ltd.	22,641	-	-	295	32,512
Image Sensing Systems, Inc.	2,611	-	48	-	1,662
Indra Sistemas	222,717	-	7,807	-	299,890
Infomedia Ltd.	8,198	-	1,865	444	-
InfoVine Co. Ltd.	-	4,861	-	57	5,307
Intage Holdings, Inc.	25,795	-	799	488	25,060
Intelligent Digital Integrated Security Co. Ltd.	18,391	76	-	242	17,356
INTOPS Co. Ltd.	18,060	-	-	190	20,101
INZI Controls Co. Ltd.	7,299	-	-	112	8,408
Isewan Terminal Service Co. Ltd.	9,483	65	228	100	8,653
Isra Vision AG	20,515	-	697	176	31,696
Jack in the Box, Inc.	188,423	-	167,496	-	-
JAKKS Pacific, Inc.	7,813	-	2,068	-	-
Jaya Holdings Ltd.	34,078	-	1,150	2,688	46,168
Jeil Pharmaceutical Co.	17,904	-	-	44	26,948
JLM Couture, Inc.	449	-	13	-	502
Jorudan Co. Ltd.	2,804	-	79	40	3,185
Jos. A. Bank Clothiers, Inc.	111,854	-	10,443	-	164,603
Jumbo SA	119,200	558	5,429	-	185,352
Kingboard Chemical Holdings Ltd.	163,878	49,522	4,922	3,109	175,767
Knoll, Inc.	74,340	-	20,628	1,446	60,027
Know IT AB	13,221	-	438	715	17,869
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Kohsoku Corp.	$ 19,836	$ -	$ 462	$ 190	$ 18,043
Kondotec, Inc.	9,709	724	283	130	11,526
Korea Electric Terminal Co. Ltd.	23,173	-	-	129	29,474
KPX Chemical Co. Ltd.	10,638	-	-	120	10,119
KSK Co., Ltd.	3,995	-	115	166	3,982
Kwang Dong Pharmaceutical Co. Ltd.	19,667	3,530	-	160	27,696
Kyeryong Construction Industrial Co. Ltd.	6,517	-	-	66	12,058
Kyoto Kimono Yuzen Co. Ltd.	18,786	-	428	444	16,591
Kyowakogyosyo Co. Ltd.	1,597	1,531	69	48	2,835
LCNB Corp.	-	10,891	221	121	9,760
Leeno Industrial, Inc.	4,734	14,784	-	115	24,477
LHC Group, Inc.	43,471	-	1,044	-	38,395
Maruzen Co. Ltd.	16,945	-	429	152	16,974
Mastek Ltd.	3,637	-	-	57	5,781
Medical Action Industries, Inc.	11,947	330	2,595	-	6,563
Meetic	27,555	-	42,287	-	-
Mega First Corp. Bhd	11,797	-	-	209	15,837
Melbourne IT Ltd.	13,978	-	260	3,860	10,713
Melcor Real Estate Investment Trust	-	8,654	205	37	8,201
Melexis NV	78,571	-	13,398	2,728	120,783
Mesa Laboratories, Inc.	20,720	-	1,216	139	25,907
Metro, Inc. Class A (sub. vtg.)	783,669	-	15,263	6,968	656,654
Michang Oil Industrial Co. Ltd.	12,427	-	-	243	12,069
Miroku Corp.	1,566	394	60	15	2,149
Mitani Sekisan Co. Ltd.	23,057	738	1,337	206	25,951
Mitie Group PLC	98,221	-	6,101	1,894	121,814
Monogatari Corp. (The)	-	16,475	217	-	18,837
Motonic Corp.	32,450	-	233	607	38,098
Mr. Bricolage SA	12,721	354	441	-	20,390
Muhak Co. Ltd.	44,193	650	-	98	79,174
Multi-Fineline Electronix, Inc.	24,708	10,395	801	-	28,380
Murakami Corp.	11,156	1,559	290	113	11,705
Muramoto Electronic Thailand PCL (For. Reg.)	6,845	-	451	-	11,449
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Nac Co. Ltd.	$ -	$ 20,717	$ 495	$ 194	$ 17,954
Nadex Co. Ltd.	4,577	602	157	51	5,512
Nafco Co. Ltd.	43,174	928	844	354	33,846
Nakayamafuku Co. Ltd.	2,573	5,478	195	227	8,588
NCI, Inc. Class A	4,025	85	255	-	8,724
ND Software Co. Ltd.	2,357	8,356	359	125	12,778
NETGEAR, Inc.	68,861	15,949	10,668	-	80,068
Next PLC	1,263,908	-	46,022	36,854	1,786,657
Nextchip Co. Ltd.	4,400	-	-	63	3,972
NICE Information Service Co. Ltd.	6,815	388	-	199	9,743
NICE Total Cash Management Co., Ltd.	4,720	3	-	96	7,441
Nippo Ltd.	4,679	404	100	116	3,976
Nishimatsuya Chain Co. Ltd.	47,542	-	3,542	451	35,653
North Valley Bancorp	7,566	-	428	-	9,365
Northrim Bancorp, Inc.	12,760	-	311	255	11,702
Nucleus Software Exports Ltd.	1,612	1,737	-	-	8,176
Nutraceutical International Corp.	25,409	-	754	-	27,786
OFG Bancorp	46,259	-	-	200	42,727
OM Group, Inc.	91,195	-	31,668	150	57,118
Orbotech Ltd.	29,234	-	13,361	-	-
Otaki Gas Co. Ltd.	4,748	-	-	32	-
P&F Industries, Inc. Class A	2,976	97	67	-	3,028
Pacer International, Inc.	11,080	-	14,684	-	-
Pacific Premier Bancorp, Inc.	12,379	-	399	-	12,644
Pal Co. Ltd.	44,710	-	689	705	29,757
Panasonic Information Systems Co.	12,397	3,176	420	175	16,184
Papa John's International, Inc.	94,699	-	98,703	750	-
Parker Corp.	5,894	160	262	56	10,042
Pelion SA	16,625	-	424	-	16,119
Phibro Animal Health Corp. Class A	-	23,198	-	-	26,490
Pinnacle Technology Holdings Ltd.	21,154	2,719	413	280	11,492
Piolax, Inc.	28,977	-	2,832	243	33,808
Prim SA	12,803	2	350	100	14,100
Qol Co. Ltd.	-	12,370	303	175	12,578
Relo Holdings Corp.	68,914	-	1,881	1,210	75,087
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
RenaissanceRe Holdings Ltd.	$ 269,607	$ -	$ 7,509	$ 2,635	$ 305,917
Rimage Corp.	8,715	-	9,809	-	-
Rocky Mountain Chocolate Factory, Inc.	6,628	-	150	164	5,790
Ruby Tuesday, Inc.	45,384	-	854	-	46,609
S&T Holdings Co. Ltd.	12,259	708	-	255	11,839
Safeway, Inc.	335,270	10,809	12,454	56,986	442,545
Sakai Moving Service Co. Ltd.	20,739	244	696	202	25,849
Samsung Climate Control Co. Ltd.	3,136	112	-	17	4,343
Sanei Architecture Planning Co. Ltd.	11,803	-	292	272	11,230
Sarantis SA	15,937	-	597	864	22,561
ScanSource, Inc.	71,220	2,253	2,715	-	76,820
Seagate Technology	1,227,300	-	37,614	37,200	1,537,965
SED International Holdings, Inc.	893	-	971	-	-
Select Harvests Ltd.	17,886	-	848	532	30,858
Senshu Electric Co. Ltd.	12,718	-	356	153	13,472
Servotronics, Inc.	674	331	23	-	952
Sewon Precision Industries Co. Ltd.	10,657	-	-	-	12,850
Shibaura Electronics Co. Ltd.	9,255	-	380	268	13,516
Shinsegae Engineering & Construction Co. Ltd.	2,882	-	699	116	2,662
ShoLodge, Inc.	5	-	-	-	2
Sigmatron International, Inc.	1,596	105	773	-	3,354
Sinwa Ltd.	4,072	149	95	359	4,453
SJM Co. Ltd.	13,449	-	-	187	12,846
SJM Holdings Co. Ltd.	6,762	-	-	147	6,400
Societe Pour L'Informatique Industrielle SA	12,384	2,441	517	145	20,751
Soken Chemical & Engineer Co. Ltd.	11,223	-	201	243	7,578
Sonic Corp.	92,220	-	30,108	-	85,680
Span-America Medical System, Inc.	6,045	20	144	121	5,876
Sporton International, Inc.	24,296	-	25,103	851	-
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Sportscene Group, Inc. Class A	$ 2,629	$ -	$ 75	$ 92	$ 3,042
Stanley Furniture Co., Inc.	4,449	-	267	-	3,504
Stantec, Inc.	109,836	-	19,735	295	-
Steiner Leisure Ltd.	95,601	-	4,842	-	67,350
Step Co. Ltd.	11,870	-	245	134	9,374
Sterling Construction Co., Inc.	16,007	-	405	-	12,206
Strattec Security Corp.	13,510	-	4,366	109	18,018
Strongco Corp.	3,993	-	94	-	3,466
Sun Hing Vision Group Holdings Ltd.	8,643	-	195	509	6,864
Sunjin Co. Ltd.	12,780	-	-	60	24,060
Super Micro Computer, Inc.	37,859	-	12,463	-	54,101
Swift Energy Co.	50,323	10,167	4,894	-	54,010
Sword Group	9,786	130	377	-	15,520
SYNNEX Corp.	173,568	-	5,261	-	230,271
T&K Toka Co. Ltd.	17,036	426	425	103	16,589
Techno Smart Corp.	3,790	-	144	134	5,779
Teems, Inc.	1,330	-	1,386	19	-
Telechips, Inc.	4,589	-	-	39	4,248
Tempur Sealy International, Inc.	162,565	-	66,008	-	-
Tessco Technologies, Inc.	16,821	-	489	294	16,843
The Pack Corp.	33,434	-	908	-	36,591
Theragenics Corp.	6,299	-	6,793	-	-
TKH Group NV unit	82,535	-	25,091	-	78,093
Tocalo Co. Ltd.	9,854	3,069	385	225	14,470
Tohoku Steel Co. Ltd.	8,482	-	213	39	7,921
Token Corp.	52,701	-	1,094	773	43,204
Tokyo Kisen Co. Ltd.	5,056	-	137	129	5,016
Tokyo Kohtetsu Co. Ltd.	2,483	3,550	149	62	6,025
Tokyo Tekko Co. Ltd.	17,336	-	478	285	16,802
Tomen Devices Corp.	11,635	-	284	176	11,013
Tomen Electronics Corp.	17,087	-	608	257	23,372
Total Energy Services, Inc.	37,070	73	1,202	112	48,117
Totech Corp.	2,544	4,321	160	79	6,426
Tow Co. Ltd.	6,695	-	202	-	8,048
Trancom Co. Ltd.	30,273	-	960	284	35,396
Trio-Tech International	1,164	-	141	-	871
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Triple-S Management Corp.	$ 53,961	$ 483	$ 1,034	$ -	$ 36,655
Tsukui Corp.	11,999	8,009	293	52	21,332
Tuesday Morning Corp.	24,681	-	27,154	-	-
Tungtex Holdings Co. Ltd.	2,553	-	583	34	3,201
UANGEL Corp.	3,938	-	-	83	2,875
UKC Holdings Corp.	25,977	-	658	270	24,601
Uni-Select, Inc.	40,634	-	1,320	197	54,098
Unit Corp.	183,438	-	35,624	-	230,825
United Stationers, Inc.	100,642	-	2,455	1,021	88,978
Universal Security Instruments, Inc.	1,288	-	27	-	988
Unum Group	512,568	13,740	14,189	7,047	538,171
USS Co. Ltd.	201,114	-	30,644	2,188	-
Utah Medical Products, Inc.	24,282	-	1,143	317	21,047
Vasco Data Security International, Inc.	25,925	1,531	665	-	37,270
Vera Bradley, Inc.	38,784	10,106	33,241	-	-
VSE Corp.	22,979	-	651	96	32,337
VST Holdings Ltd.	21,288	4,658	970	-	37,015
W&T Offshore, Inc.	80,636	841	1,882	3,541	93,604
Watts Co. Ltd.	14,929	706	307	27	13,212
Weight Watchers International, Inc.	-	158,558	12,747	-	102,287
Whanin Pharmaceutical Co. Ltd.	20,856	-	-	342	26,556
WIN-Partners Co. Ltd.	11,465	2,478	406	420	14,836
Wireless Telecom Group, Inc.	1,989	-	1,653	-	-
Workman Co. Ltd.	57,720	-	1,558	950	57,689
XAC Automation Corp.	11,491	-	11,920	-	-
YBM Sisa.com, Inc.	4,019	-	93	139	3,415
Yip's Chemical Holdings Ltd.	27,782	-	578	400	21,405
Young Poong Precision Corp.	8,640	-	3,220	59	-
Youngone Holdings Co. Ltd.	53,738	-	-	366	66,184
Yusen Logistics Co. Ltd.	38,115	-	5,232	310	43,748
Yutaka Giken Co. Ltd.	35,192	-	833	242	31,646
Total	$ 17,620,609	$ 1,144,441	$ 1,863,988	$ 297,228	$ 18,445,077
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,528,565	$ 11,518,496	$ -	$ 10,069
Consumer Staples	3,352,104	3,293,329	53,133	5,642
Energy	2,154,559	1,636,572	517,987	-
Financials	5,361,557	4,687,974	672,172	1,411
Health Care	3,903,134	3,895,454	-	7,680
Industrials	3,529,568	3,529,566	-	2
Information Technology	8,883,343	8,881,855	-	1,488
Materials	1,321,181	1,321,181	-	-
Telecommunication Services	14,793	14,793	-	-
Utilities	118,459	118,459	-	-
Corporate Bonds	10,504	-	10,504	-
Money Market Funds	7,673,528	7,673,528	-	-
Total Investments in Securities:	$ 47,851,295	$ 46,571,207	$ 1,253,796	$ 26,292
Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $29,530,810,000. Net unrealized appreciation aggregated $18,320,485,000, of which $19,889,097,000 related to appreciated investment securities and $1,568,612,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series Intrinsic
Opportunities Fund

April 30, 2014

1.951016.101

O2T-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 23.4%
Auto Components - 3.1%
Cooper Tire & Rubber Co.	600,000	$ 15,090,000
G-Tekt Corp.	1,334,000	14,953,431
Hanil E-Wha Co. Ltd.	1,000,000	20,423,967
Harada Industries Co. Ltd.	100,000	271,923
Hyundai Mobis	275,000	78,525,796
IJT Technology Holdings Co. Ltd. (a)	1,100,000	4,497,481
Piolax, Inc.	308,000	10,679,904
TBK Co. Ltd. (e)	1,800,000	8,803,247
TPR Co. Ltd.	550,000	8,112,682
Yorozu Corp.	1,000,000	18,653,103
		180,011,534
Automobiles - 0.2%
Audi AG	11,000	9,629,596
Distributors - 0.5%
Chori Co. Ltd.	835,500	9,218,409
Doshisha Co. Ltd.	525,000	7,862,034
Nakayamafuku Co. Ltd.	87,900	744,573
Uni-Select, Inc.	350,000	9,589,435
Yagi & Co. Ltd.	242,900	3,492,571
		30,907,022
Diversified Consumer Services - 1.4%
Best Bridal, Inc. (d)	1,050,000	6,244,437
Heian Ceremony Service Co. Ltd. (d)	49,600	324,085
ITT Educational Services, Inc. (a)(d)	525,000	14,175,000
Lincoln Educational Services Corp.	25,000	102,000
MegaStudy Co. Ltd. (e)	572,000	38,646,404
Step Co. Ltd.	217,000	1,604,656
Weight Watchers International, Inc. (d)	1,136,000	22,492,800
		83,589,382
Hotels, Restaurants & Leisure - 0.7%
Brazil Fast Food Corp. (a)	5,000	83,800
Fairwood Holdings Ltd.	700,000	1,430,165
Hiday Hidaka Corp.	152,400	3,510,559
Hiramatsu, Inc.	25,000	166,284
Koshidaka Holdings Co. Ltd.	144,600	4,285,597
Kura Corp. Ltd.	150,000	3,012,178
Ohsho Food Service Corp. (d)	350,000	12,923,656
Toridoll.corporation (d)	1,700,000	16,794,640
		42,206,879
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - 1.5%
Ace Bed Co. Ltd.	30,029	$ 3,153,757
Desarrolladora Homex S.A.B. de CV sponsored ADR (a)(d)	1,100,000	1,078,000
FJ Next Co. Ltd.	1,050,000	5,207,121
Helen of Troy Ltd. (a)	800,000	50,160,000
Iida Group Holdings Co. Ltd. (a)	600,000	8,920,624
Q.E.P. Co., Inc. (a)	8,598	159,493
SABAF SpA	425,800	9,120,927
Sanei Architecture Planning Co. Ltd.	660,000	5,203,306
Sanyo Housing Nagoya Co. Ltd.	700,000	6,621,020
Urbi, Desarrollos Urbanos, S.A.B. de CV (a)	200,000	24,001
		89,648,249
Leisure Products - 0.3%
Accell Group NV (d)	701,944	13,945,418
Daikoku Denki Co. Ltd.	15,000	267,472
		14,212,890
Media - 0.4%
Alpha Co. Ltd.	25,000	38,392
Crown Media Holdings, Inc. Class A (a)	50,000	179,000
Gendai Agency, Inc.	725,000	4,439,282
Pico Far East Holdings Ltd.	6,500,000	1,735,468
Proto Corp. (d)	125,000	1,721,524
Starz - Liberty Capital Series A (a)	400,000	12,908,000
Tribune Co. Class A (a)	25,000	1,943,750
Weborama	10,000	127,081
		23,092,497
Multiline Retail - 0.5%
GwangJu Shinsegae Co. Ltd.	65,000	14,974,349
Hanwha Timeworld Co. Ltd.	258,990	8,022,147
Kohl's Corp.	10,000	547,900
Treasure Factory Co. Ltd. (e)	150,000	3,007,776
Watts Co. Ltd. (d)	448,800	4,359,157
		30,911,329
Specialty Retail - 13.0%
Adastria Holdings Co. Ltd.	750,000	16,293,344
Arc Land Sakamoto Co. Ltd.	150,000	2,971,096
Asahi Co. Ltd.	20,000	265,662
AT-Group Co. Ltd.	324,000	5,926,346
Bed Bath & Beyond, Inc. (a)	1,250,000	77,662,500
Best Buy Co., Inc.	6,250,000	162,062,500
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Folli Follie SA (a)	325,000	$ 11,272,219
Fuji Corp. (e)	287,800	5,965,161
Guess?, Inc.	3,300,000	88,803,000
Handsman Co. Ltd.	191,200	2,089,015
Hour Glass Ltd.	2,000,000	2,711,973
IA Group Corp.	112,000	782,198
John David Group PLC	1,792,000	53,069,249
Jos. A. Bank Clothiers, Inc. (a)(d)	350,000	22,592,500
Jumbo SA	1,750,000	28,284,598
K's Denki Corp.	1,275,000	37,002,250
Ku Holdings Co. Ltd.	225,000	2,489,118
Mandarake, Inc. (d)	24,600	842,177
Mr. Bricolage SA	311,600	6,272,648
Murphy U.S.A., Inc. (a)	150,000	6,375,000
Nafco Co. Ltd.	640,400	9,502,487
Nitori Holdings Co. Ltd.	2,500,000	114,564,484
Oriental Watch Holdings Ltd.	6,000,000	1,354,323
Outerwall, Inc. (a)(d)	25,000	1,733,750
RIGHT ON Co. Ltd.	25,000	177,043
RONA, Inc. (d)	1,100,000	11,089,823
Samse SA	31,000	3,981,237
Shimamura Co. Ltd.	5,000	465,594
Silvano Fashion Group A/S	9,800	27,740
Staples, Inc. (d)	6,000,000	75,000,000
The Cato Corp. Class A (sub. vtg.)	300,000	8,547,000
Tokatsu Holdings Co. Ltd.	100,000	284,638
Tokyo Derica Co. Ltd.	20,000	291,094
		760,751,767
Textiles, Apparel & Luxury Goods - 1.8%
Coach, Inc.	1,025,000	45,766,250
Geox SpA (d)	8,000,000	34,783,639
Ports Design Ltd.	10,400,000	4,936,444
Texwinca Holdings Ltd.	2,000,000	2,148,859
Van de Velde	111,000	5,899,581
Youngone Holdings Co. Ltd.	30,000	2,137,257
Yue Yuen Industrial (Holdings) Ltd.	3,500,000	10,812,013
		106,484,043
TOTAL CONSUMER DISCRETIONARY		1,371,445,188
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 5.2%
Beverages - 0.2%
Damm SA	5,000	$ 31,077
Jinro Distillers Co. Ltd.	225,000	4,736,957
Muhak Co. Ltd.	331,064	9,709,843
		14,477,877
Food & Staples Retailing - 2.6%
Ain Pharmaciez, Inc.	300,000	13,190,199
Amsterdam Commodities NV	500,000	12,416,783
Create SD Holdings Co. Ltd.	310,000	10,233,775
Dong Suh Companies, Inc.	1,025,000	15,676,120
Genky Stores, Inc. (d)	104,400	2,584,598
Halows Co. Ltd.	63,700	657,966
MARR SpA (d)	850,000	16,450,503
Marukyu Co. Ltd. (d)	310,000	3,335,453
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	5,000	258,633
San-A Co. Ltd.	550,000	15,854,160
Sapporo Drug Store Co. Ltd. (e)	400,000	5,109,796
Tesco PLC	11,000,000	54,493,234
Yaoko Co. Ltd.	100,000	4,528,782
		154,790,002
Food Products - 1.0%
Ajinomoto Malaysia Bhd	1,052,100	1,918,772
Astral Foods Ltd.	500,000	4,538,758
Cranswick PLC	706,081	14,270,002
Fresh Del Monte Produce, Inc.	725,000	20,945,250
Kawan Food Bhd	100,000	56,092
Lassonde Industries, Inc. Class A (sub. vtg.)	50,000	4,767,574
Pickles Corp.	40,000	307,527
Prima Meat Packers Ltd.	100,000	220,081
Select Harvests Ltd.	1,250,000	7,315,875
Synear Food Holdings Ltd. (a)	1,000,000	148,361
TER Beke SA	5,000	407,118
Toyo Sugar Refining Co. Ltd.	1,000,000	948,794
		55,844,204
Household Products - 0.5%
Energizer Holdings, Inc.	250,000	27,922,500
Personal Products - 0.9%
Cyanotech Corp. (a)	25,000	123,750
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Sarantis SA	1,200,000	$ 11,820,222
USANA Health Sciences, Inc. (a)(d)	625,000	42,412,500
		54,356,472
TOTAL CONSUMER STAPLES		307,391,055
ENERGY - 8.3%
Energy Equipment & Services - 1.4%
AKITA Drilling Ltd. Class A (non-vtg.)	250,000	4,009,854
Boustead Singapore Ltd.	4,000,261	6,046,498
Fugro NV (Certificaten Van Aandelen)	140,000	9,267,637
Oil States International, Inc. (a)	500,000	48,570,000
Shinko Plantech Co. Ltd. (d)	1,700,000	12,787,206
		80,681,195
Oil, Gas & Consumable Fuels - 6.9%
Alvopetro Energy Ltd. (a)	2,900,000	2,513,571
Eni SpA	4,500,000	116,547,044
Fuji Kosan Co. Ltd.	105,000	651,147
Knightsbridge Tankers Ltd.	1,350,000	16,132,500
Motor Oil (HELLAS) Corinth Refineries SA	250,000	3,149,285
Newfield Exploration Co. (a)	1,000,000	33,850,000
Nordic American Tanker Shipping Ltd.	725,000	6,256,750
Peabody Energy Corp.	5,250,000	99,802,500
Petronet LNG Ltd.	100,000	240,073
San-Ai Oil Co. Ltd.	200,000	1,330,269
Statoil ASA sponsored ADR (d)	1,000,000	30,470,000
Tsakos Energy Navigation Ltd.	694,700	4,953,211
Ultra Petroleum Corp. (a)(d)	2,000,000	59,600,000
W&T Offshore, Inc. (d)	1,550,000	29,760,000
World Fuel Services Corp.	50,000	2,277,000
		407,533,350
TOTAL ENERGY		488,214,545
FINANCIALS - 7.3%
Banks - 0.0%
Citizens Financial Services, Inc.	10,000	527,500
Customers Bancorp, Inc. (a)	50,000	1,101,500
Spar Nord Bank A/S	10,000	112,454
		1,741,454
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - 1.3%
ABG Sundal Collier ASA (a)	1,000,000	$ 925,256
GFI Group, Inc.	1,111,436	4,134,542
Goldman Sachs Group, Inc.	350,000	55,937,000
MLP AG	2,340,000	15,907,355
		76,904,153
Consumer Finance - 0.1%
Albemarle & Bond Holdings PLC (d)	2,100,000	235,785
EZCORP, Inc. (non-vtg.) Class A (a)	165,900	1,730,337
		1,966,122
Diversified Financial Services - 0.9%
Century Tokyo Leasing Corp.	450,000	13,002,396
Fuyo General Lease Co. Ltd.	300,000	10,314,472
NICE Information Service Co. Ltd.	349,724	1,216,976
Ricoh Leasing Co. Ltd.	1,000,000	26,086,957
		50,620,801
Insurance - 4.9%
AFLAC, Inc.	1,700,000	106,624,000
APRIL	1,129,000	26,987,662
Assurant, Inc.	300,000	20,223,000
Dongbu Insurance Co. Ltd.	684,589	37,771,342
MetLife, Inc.	1,500,000	78,525,000
RenaissanceRe Holdings Ltd.	175,000	17,711,750
		287,842,754
Real Estate Management & Development - 0.1%
Leopalace21 Corp. (a)	500,000	2,582,286
Nisshin Fudosan Co. Ltd. (d)	1,500,000	5,252,604
		7,834,890
Thrifts & Mortgage Finance - 0.0%
Hingham Institution for Savings	4,000	278,040
TOTAL FINANCIALS		427,188,214
HEALTH CARE - 23.5%
Biotechnology - 1.9%
United Therapeutics Corp. (a)	1,100,000	110,011,000
Health Care Equipment & Supplies - 0.3%
Audika SA (a)	353,000	6,469,393
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Fukuda Denshi Co. Ltd.	10,000	$ 507,654
Nakanishi, Inc.	350,000	11,947,963
		18,925,010
Health Care Providers & Services - 15.3%
Aetna, Inc.	1,250,000	89,312,500
Almost Family, Inc. (a)	286,000	6,140,420
Amedisys, Inc. (a)(e)	2,917,000	39,758,710
Chemed Corp. (d)	518,718	43,193,648
Humana, Inc.	1,750,000	192,062,500
LHC Group, Inc. (a)	275,500	5,724,890
Life Healthcare Group Ltd. (a)	10,000	20,903
Magellan Health Services, Inc. (a)	300,000	17,316,000
National Healthcare Corp.	27,300	1,494,129
Pelion SA	325,000	8,265,486
Quest Diagnostics, Inc.	500,000	27,965,000
Uchiyama Holdings Co. Ltd. (d)	500,000	3,198,513
UnitedHealth Group, Inc.	2,500,000	187,600,000
WellPoint, Inc.	2,750,000	276,869,993
		898,922,692
Health Care Technology - 0.1%
Pharmagest Interactive (d)	55,000	8,214,153
Pharmaceuticals - 5.9%
AbbVie, Inc.	1,400,000	72,912,000
Apex Healthcare Bhd	100,000	137,931
AstraZeneca PLC sponsored ADR	3,000,000	237,150,000
Hisamitsu Pharmaceutical Co., Inc.	5,000	209,322
Kwang Dong Pharmaceutical Co. Ltd.	2,400,000	21,442,261
Pain Therapeutics, Inc. (a)	10,000	56,900
Phibro Animal Health Corp. Class A	50,000	883,000
Recordati SpA	350,000	6,118,214
Towa Pharmaceutical Co. Ltd.	5,000	213,479
Tsumura & Co. (d)	300,000	7,118,893
		346,242,000
TOTAL HEALTH CARE		1,382,314,855
INDUSTRIALS - 7.6%
Aerospace & Defense - 0.0%
Kongsberg Gruppen ASA (a)	10,000	234,679
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.2%
AIT Corp. (d)	750,000	$ 5,590,062
Atlas Air Worldwide Holdings, Inc. (a)	100,000	3,499,000
Onelogix Group Ltd.	1,000,000	361,200
Royal Mail PLC	175,000	1,564,514
SBS Co. Ltd.	50,000	846,090
		11,860,866
Building Products - 0.0%
InnoTec TSS AG	25,000	371,498
Nihon Dengi Co. Ltd.	110,000	1,085,636
Noda Corp.	50,000	204,920
Sekisui Jushi Corp.	20,000	266,249
		1,928,303
Commercial Services & Supplies - 0.6%
Credit Corp. Group Ltd.	25,000	209,025
Fursys, Inc.	200,000	5,556,093
Matsuda Sangyo Co. Ltd.	50,000	555,094
Mitie Group PLC	3,500,000	18,797,801
Moleskine SpA (d)	500,000	1,006,522
Prestige International, Inc.	905,700	8,513,500
Prosegur Compania de Seguridad SA (Reg.)	100,000	670,090
		35,308,125
Construction & Engineering - 0.6%
Ausdrill Ltd. (d)	8,000,000	6,911,760
Boart Longyear Ltd. (d)	2,000,000	529,530
Daiichi Kensetsu Corp.	275,000	3,564,093
Heijmans NV (Certificaten Van Aandelen) (d)	300,000	5,381,531
Meisei Industrial Co. Ltd. (d)	100,000	474,397
Nippon Rietec Co. Ltd.	261,000	1,914,706
Nippon Steel & Sumikin Texeng	250,000	965,912
Sedgman Ltd.	1,500,000	627,075
URS Corp.	10,000	471,200
Vianini Lavori SpA	1,500,000	12,902,355
		33,742,559
Electrical Equipment - 0.5%
Aros Quality Group AB (d)	853,205	11,415,957
GrafTech International Ltd. (a)	999,951	11,209,451
Hammond Power Solutions, Inc. Class A	450,000	3,489,804
Somfy SA	10,068	3,498,246
		29,613,458
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.0%
Reunert Ltd.	300,000	$ 1,967,587
Machinery - 1.7%
Aalberts Industries NV	100,000	3,327,559
Daihatsu Diesel Manufacturing Co. Ltd. (e)	3,150,000	20,705,238
Daiwa Industries Ltd.	800,000	4,929,819
Fujimak Corp.	99,600	774,510
Global Brass & Copper Holdings, Inc.	435,298	6,903,826
Hitachi Zosen Fukui Corp.	10,000	122,170
Hy-Lok Corp.	50,000	1,454,361
Ihara Science Corp.	53,200	390,277
Jaya Holdings Ltd.	23,150,000	14,679,947
Koike Sanso Kogyo Co. Ltd.	125,000	262,875
Metka SA	250,000	4,474,204
Mincon Group PLC (a)	168,750	234,115
Nakano Refrigerators Co. Ltd.	10,000	270,944
Samyoung M-Tek Co. Ltd. (e)	1,050,000	5,122,447
Sansei Co. Ltd. (e)	500,000	806,964
Semperit AG Holding (d)	100,000	5,579,228
SIMPAC, Inc. (e)	2,325,000	16,428,710
Teikoku Sen-I Co. Ltd.	800,000	11,432,484
Tocalo Co. Ltd.	100,000	1,562,087
Zuiko Corp. (d)	10,000	555,583
		100,017,348
Professional Services - 3.1%
Akka Technologies SA (e)	868,931	31,463,848
Benefit One, Inc.	150,000	1,307,282
CBIZ, Inc. (a)(e)	2,900,000	24,853,000
Dun & Bradstreet Corp.	1,000,000	110,760,000
Exova Group Ltd. PLC (a)	500,000	1,859,351
Harvey Nash Group PLC	300,000	613,522
VSE Corp.	120,000	7,496,400
		178,353,403
Road & Rail - 0.2%
Autohellas SA	500,000	6,950,624
Hamakyorex Co. Ltd.	46,000	1,271,091
Tohbu Network Co. Ltd.	125,000	945,126
Utoc Corp.	1,100,000	3,830,391
		12,997,232
Trading Companies & Distributors - 0.7%
AerCap Holdings NV (a)	300,000	12,519,000
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Bergman & Beving AB (B Shares)	525,000	$ 9,628,472
Canox Corp.	247,000	799,697
Emori Group Holdings Co. Ltd.	295,000	4,388,859
Green Cross Co. Ltd.	10,000	86,467
Kamei Corp.	50,000	367,780
Meiwa Corp.	200,000	794,249
Mitani Shoji Co. Ltd.	450,000	10,123,735
VM Materiaux SA	30,000	1,492,095
		40,200,354
TOTAL INDUSTRIALS		446,223,914
INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 2.3%
Cisco Systems, Inc.	3,700,000	85,507,000
Mitel Networks Corp. (a)	400,000	3,660,000
NETGEAR, Inc. (a)	1,500,000	48,450,000
		137,617,000
Electronic Equipment & Components - 2.1%
Elematec Corp.	400,000	6,846,970
HF Co. (e)	225,000	3,049,742
Ingram Micro, Inc. Class A (a)	375,000	10,110,000
Insight Enterprises, Inc. (a)	1,600,000	41,792,000
Intelligent Digital Integrated Security Co. Ltd.	129,285	2,383,970
Lacroix SA (e)	349,327	10,686,286
Macnica, Inc. (e)	1,075,000	31,807,845
Multi-Fineline Electronix, Inc. (a)	338,000	4,184,440
Riken Kieki Co. Ltd.	200,000	1,936,714
SFA Engineering Corp.	75,000	3,230,568
Shibaura Electronics Co. Ltd.	233,200	4,156,017
VST Holdings Ltd.	21,000,000	5,336,033
		125,520,585
Internet Software & Services - 0.3%
AuFeminin.com SA (a)	40,046	1,777,850
DeNA Co. Ltd. (d)	350,000	5,888,394
Gmo Pepabo, Inc.	65,000	2,527,266
Zappallas, Inc. (e)	1,100,000	7,241,160
		17,434,670
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 7.1%
Amdocs Ltd.	1,500,000	$ 69,795,000
Bit-isle, Inc. (d)	100,000	649,484
Booz Allen Hamilton Holding Corp. Class A	25,000	581,000
CACI International, Inc. Class A (a)	36,500	2,542,225
Calian Technologies Ltd.	209,500	3,622,120
DOCdata NV	65,000	1,583,521
Econocom Group SA (d)	75,000	804,524
Estore Corp.	92,800	896,820
Groupe Steria SCA	203,843	5,743,700
ManTech International Corp. Class A	675,000	20,135,250
Shinsegae Information & Communication Co. Ltd.	75,000	5,524,635
Societe Pour L'Informatique Industrielle SA	180,500	1,920,696
Sopra Group SA (d)	475,000	54,861,022
Tessi SA (e)	191,585	23,926,907
The Western Union Co. (d)	14,200,000	225,354,000
		417,940,904
Semiconductors & Semiconductor Equipment - 0.4%
Alpha & Omega Semiconductor Ltd. (a)	915,000	6,588,000
MagnaChip Semiconductor Corp. (a)	158,200	2,214,800
Melexis NV	48,277	1,943,675
Miraial Co. Ltd. (d)(e)	631,900	9,839,926
		20,586,401
Software - 3.6%
CEGID SA	50,000	2,095,592
Ebix, Inc. (d)	375,000	5,917,500
Globo PLC (a)(d)	500,000	464,310
Justplanning, Inc.	20,000	144,765
KSK Co., Ltd.	121,900	776,220
Microsoft Corp.	3,000,000	121,200,000
Oracle Corp.	1,700,000	69,496,000
Uchida Esco Co. Ltd. (a)	150,000	1,056,390
Vasco Data Security International, Inc. (a)	597,000	6,811,770
Vitec Software Group AB	20,000	292,209
		208,254,756
Technology Hardware, Storage & Peripherals - 4.7%
Hewlett-Packard Co.	7,000,000	231,420,000
Lexmark International, Inc. Class A	350,000	15,050,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Seagate Technology	425,000	$ 22,346,500
TPV Technology Ltd.	25,000,000	4,159,707
		272,976,207
TOTAL INFORMATION TECHNOLOGY		1,200,330,523
MATERIALS - 2.0%
Chemicals - 1.1%
C. Uyemura & Co. Ltd.	100,000	4,616,814
Chugoku Marine Paints Ltd.	350,000	2,228,689
Daishin-Chemical Co. Ltd.	144,000	1,266,259
Fuso Chemical Co. Ltd.	55,000	1,490,194
Hannong Chemicals, Inc. (e)	1,288,000	6,607,686
Kimoto Co. Ltd.	50,000	157,480
Robertet SA	1,000	230,300
Soda Aromatic Co. Ltd.	70,000	736,049
T&K Toka Co. Ltd.	75,000	1,555,240
Tae Kyung Industrial Co. Ltd.	1,000,000	4,946,278
Yara International ASA	850,000	40,124,153
		63,959,142
Construction Materials - 0.1%
Buzzi Unicem SpA	150,000	2,657,469
Mitani Sekisan Co. Ltd.	250,000	3,724,263
		6,381,732
Containers & Packaging - 0.0%
Chuoh Pack Industry Co. Ltd.	12,000	126,063
Metals & Mining - 0.8%
Compania de Minas Buenaventura SA sponsored ADR	350,000	4,550,000
Pacific Metals Co. Ltd. (d)	7,000,000	32,523,109
Sherritt International Corp. (d)	2,200,000	9,313,444
Tokyo Kohtetsu Co. Ltd.	307,900	1,325,143
		47,711,696
TOTAL MATERIALS		118,178,633
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Atlantic Tele-Network, Inc.	200,000	11,834,000
Common Stocks - continued
	Shares	Value
UTILITIES - 0.6%
Gas Utilities - 0.6%
GAIL India Ltd.	1,500,000	$ 9,204,178
K&O Energy Group, Inc. (a)	80,500	1,118,110
Kyungnam Energy Co. Ltd.	1,500,000	10,758,881
Seoul City Gas Co. Ltd.	60,000	7,433,937
YESCO Co. Ltd.	235,000	8,609,767
		37,124,873
TOTAL COMMON STOCKS (Cost $4,725,265,084)		5,790,245,800
Nonconvertible Preferred Stocks - 0.1%

MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares) (Cost $4,334,539)	550,000	5,799,123
Preferred Securities - 0.5%
Principal Amount (h)
FINANCIALS - 0.5%
Diversified Financial Services - 0.5%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $27,257,357)	EUR	17,587,000	27,165,924
Money Market Funds - 5.6%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	36,451,802	$ 36,451,802
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	292,594,316	292,594,316
TOTAL MONEY MARKET FUNDS (Cost $329,046,118)		329,046,118
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $5,085,903,098)		6,152,256,965
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(279,777,723)
NET ASSETS - 100%		$ 5,872,479,242
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,165,924 or 0.5% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 35,340
Fidelity Securities Lending Cash Central Fund	3,843,664
Total	$ 3,879,004
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Akka Technologies SA	$ 25,276,317	$ 1,288,878	$ -	$ -	$ 31,463,848
Amedisys, Inc.	36,491,670	-	-	-	39,758,710
CBIZ, Inc.	21,054,000	-	-	-	24,853,000
Daihatsu Diesel Manufacturing Co. Ltd.	12,706,383	224,454	-	222,451	20,705,238
Fuji Corp.	2,080,278	2,703,999	-	68,983	5,965,161
Hannong Chemicals, Inc.	4,573,951	975,660	-	185,328	6,607,686
HF Co.	1,370,261	201,866	-	-	3,049,742
Lacroix SA	4,865,755	1,467,055	-	205,719	10,686,286
Macnica, Inc.	26,556,837	451,662	-	580,649	31,807,845
MegaStudy Co. Ltd.	18,333,180	18,528,563	-	901,808	38,646,404
Miraial Co. Ltd.	9,745,368	-	-	165,853	9,839,926
Samyoung M-Tek Co. Ltd.	5,286,107	295,314	-	269,895	5,122,447
Sansei Co. Ltd.	300,276	489,329	-	18,979	806,964
Sapporo Drug Store Co. Ltd.	4,037,815	1,287,838	-	436,584	5,109,796
SIMPAC, Inc.	14,793,758	-	-	146,623	16,428,710
TBK Co. Ltd.	6,121,949	2,534,101	-	202,999	8,803,247
Tessi SA	20,246,943	1,585,452	-	-	23,926,907
Treasure Factory Co. Ltd.	284,343	2,120,927	-	22,906	3,007,776
USANA Health Sciences, Inc.	66,096,000	1,518,947	16,306,959	-	-
Weight Watchers International, Inc.	47,450,000	77,927,476	44,520,840	306,250	-
Zappallas, Inc.	6,535,594	1,523,012	-	213,226	7,241,160
Total	$ 334,206,785	$ 115,124,533	$ 60,827,799	$ 3,948,253	$ 293,830,853
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,371,445,188	$ 1,370,343,187	$ 1,078,000	$ 24,001
Consumer Staples	307,391,055	252,749,460	54,493,234	148,361
Energy	488,214,545	371,667,501	116,547,044	-
Financials	427,188,214	426,952,429	-	235,785
Health Care	1,382,314,855	1,382,314,855	-	-
Industrials	446,223,914	446,223,914	-	-
Information Technology	1,200,330,523	1,200,330,523	-	-
Materials	123,977,756	123,977,756	-	-
Telecommunication Services	11,834,000	11,834,000	-	-
Utilities	37,124,873	37,124,873	-	-
Preferred Securities	27,165,924	-	27,165,924	-
Money Market Funds	329,046,118	329,046,118	-	-
Total Investments in Securities:	$ 6,152,256,965	$ 5,952,564,616	$ 199,284,202	$ 408,147
Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $5,085,903,099. Net unrealized appreciation aggregated $1,066,353,866, of which $1,229,748,633 related to appreciated investment securities and $163,394,767 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 27, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 27, 2014